December 31, 2016

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Annual *Reports*

The 2016 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund
Core Income	Core Income Class I *	94,758	$951,537	$962,966
Diversified Bond	Diversified Bond Class I *	6,466,372	57,467,161	59,882,611
Floating Rate Income	Floating Rate Income Class I *	435,930	4,579,068	4,893,812
Floating Rate Loan	Floating Rate Loan Class I *	2,402,361	14,907,752	16,086,438
High Yield Bond	High Yield Bond Class I *	11,558,769	77,806,112	86,316,115
Inflation Managed	Inflation Managed Class I *	7,846,859	85,129,614	79,852,375
Inflation Strategy	Inflation Strategy Class I *	189,062	1,889,702	1,868,432
Managed Bond	Managed Bond Class I *	20,574,935	238,124,714	251,060,484
Short Duration Bond	Short Duration Bond Class I *	6,796,303	64,666,177	66,014,310
Emerging Markets Debt	Emerging Markets Debt Class I *	414,233	4,248,393	4,510,321
Comstock	Comstock Class I *	4,018,581	40,495,139	53,967,445
Developing Growth	Developing Growth Class I *	1,602,566	16,513,606	18,682,752
Dividend Growth	Dividend Growth Class I *	4,126,148	49,503,065	69,451,001
Equity Index	Equity Index Class I *	12,290,023	387,330,028	636,257,457
Focused Growth	Focused Growth Class I *	1,285,045	20,257,510	26,553,304
Growth	Growth Class I *	8,411,826	124,518,286	180,560,923
Large-Cap Growth	Large-Cap Growth Class I *	5,523,161	34,194,141	45,365,992
Large-Cap Value	Large-Cap Value Class I *	5,922,157	68,947,591	114,975,442
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,044,165	10,191,754	12,218,102
Main Street® Core	Main Street Core Class I *	5,708,780	115,857,542	188,677,565
Mid-Cap Equity	Mid-Cap Equity Class I *	6,621,405	78,327,901	112,452,863
Mid-Cap Growth	Mid-Cap Growth Class I *	4,042,014	34,238,502	41,831,388
Mid-Cap Value	Mid-Cap Value Class I *	691,363	9,709,710	11,059,568
Small-Cap Equity	Small-Cap Equity Class I *	1,654,211	25,415,320	31,935,954
Small-Cap Index	Small-Cap Index Class I *	11,203,802	131,226,297	230,334,083
Small-Cap Value	Small-Cap Value Class I *	3,699,040	49,029,005	72,900,617
Value Advantage	Value Advantage Class I *	122,610	1,625,380	1,814,836
Emerging Markets	Emerging Markets Class I *	8,550,939	124,222,186	118,299,165
International Large-Cap	International Large-Cap Class I *	20,140,925	135,721,704	151,642,617
International Small-Cap	International Small-Cap Class I *	2,945,063	24,173,768	25,696,096
International Value	International Value Class I *	11,113,680	108,513,760	117,689,697
Health Sciences	Health Sciences Class I *	1,988,672	43,333,928	57,321,308
Real Estate	Real Estate Class I *	3,873,328	67,959,657	90,868,098
Technology	Technology Class I *	2,838,605	14,434,489	14,534,640
Currency Strategies	Currency Strategies Class I *	73,999	810,203	835,707
Diversified Alternatives	Diversified Alternatives Class I *	2,576	26,813	27,157
Equity Long/Short	Equity Long/Short Class I *	448,334	5,257,390	5,770,656
Global Absolute Return	Global Absolute Return Class I *	278,075	2,979,766	3,125,513
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	550,835	7,401,564	7,837,687
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	1,849,027	28,771,881	31,814,193
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	2,040,284	33,272,449	37,943,803
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,542,339	16,995,533	18,406,130
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	3,803,861	39,627,998	47,703,353
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	17,543,164	179,531,553	230,261,425
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	22,543,409	225,753,785	307,509,656
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	9,878,725	101,295,170	136,429,284
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	27,595	285,804	291,744

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	713,015	24,732,947	23,130,199

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	1,438,291	27,909,688	30,391,097

	American Funds Insurance Series®
American Funds® IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	1,865,817	39,084,121	39,984,466
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	937,718	63,127,593	62,273,822
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	1,624,363	73,672,505	71,033,392

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	2,012,413	31,269,710	30,347,193
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,256,264	61,539,732	56,906,251

See Notes to Financial Statements	G-1	See explanation of symbol on page G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	BlackRock Variable Series Funds, Inc.
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	125,448	$1,308,964	$1,273,294
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	24,105	231,376	237,439
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	55,962	572,943	553,466
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	22,916	212,331	224,803

	Dreyfus Variable Investment Fund
Dreyfus Appreciation Service Shares	Dreyfus Appreciation Service Shares	14,562	622,792	592,964

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,594,446	44,855,670	51,739,767
Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2010 Service Class 2	66,832	808,117	818,027
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	194,275	2,338,551	2,395,416
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	635,766	7,714,462	7,940,714
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	720,440	9,269,820	9,272,068
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	794,120	9,610,511	10,077,381
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	228,905	4,377,259	4,410,997
Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom 2045 Service Class 2	199,107	3,628,956	3,627,721
Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Freedom Income Service Class 2	144,432	1,576,130	1,578,640
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	159,125,221	159,125,221	159,125,221
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	115,646	6,941,027	6,758,334
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,055,188	33,672,269	34,852,852
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	367,703	5,421,098	5,831,768

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,414,515	21,379,840	19,251,544
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	1,859,978	33,271,603	30,224,643

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	240,025	13,691,943	13,494,223
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	511,709	16,920,958	12,214,505

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement Global Dynamic Multi Asset Service Class	88,841	1,061,654	1,050,104
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	111,035	1,342,951	1,278,017

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	793,824	22,457,277	19,639,217
ClearBridge Variable Mid Cap - Class II	ClearBridge Variable Mid Cap - Class II	729,757	13,580,733	13,843,485

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	54,601	399,522	398,040

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	440,191	5,281,697	5,255,875
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	427,796	9,448,796	9,278,895
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	328,805	6,368,716	6,017,135
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,484,357	42,141,891	40,817,989

	M Fund, Inc.
I	M International Equity	5,734,962	66,387,588	63,772,781
II	M Large Cap Growth	1,913,483	40,103,989	38,212,253
III	M Capital Appreciation	1,989,089	51,069,689	58,240,513
V	M Large Cap Value	2,196,298	28,028,606	28,310,283

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	895,834	13,665,865	13,446,463
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	422,464	12,603,271	11,140,384
MFS Value Series - Service Class	MFS Value Series - Service Class	571,699	10,364,870	10,627,878

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	13,946	313,003	314,758

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	184,346	6,972,936	6,385,733

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	499,289	5,952,621	5,766,784

See Notes to Financial Statements	G-2	See explanation of symbol on page G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	197,405	$2,140,526	$2,157,635

	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	82,527	1,545,122	1,487,956

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	3,334,132	59,451,123	74,984,626
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,141,360	54,944,632	60,493,408

	VanEck VIP Trust
VanEck VIP Global Hard Assets Initial Class	VanEck VIP Global Hard Assets Initial Class	1,551,671	39,558,885	37,457,333

*	The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	G-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	Variable Accounts

	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
ASSETS
Investments in mutual funds, at value	$962,966	$59,882,611	$4,893,812	$16,086,438	$86,316,115	$79,852,375
Receivables:
Due from Pacific Life Insurance Company	3,966	9,745	-	2,748	17,832	68,488
Total Assets	966,932	59,892,356	4,893,812	16,089,186	86,333,947	79,920,863
LIABILITIES
Payables:
Investments purchased	3,966	9,776	-	2,749	17,733	68,569
Total Liabilities	3,966	9,776	-	2,749	17,733	68,569
NET ASSETS	$962,966	$59,882,580	$4,893,812	$16,086,437	$86,316,214	$79,852,294
Units Outstanding	94,173	3,809,611	436,109	1,371,318	1,228,601	1,359,183
Accumulation Unit Value	$10.23	$15.72	$11.22	$11.73	$70.26	$58.75
Cost of Investments	$951,537	$57,467,161	$4,579,068	$14,907,752	$77,806,112	$85,129,614

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth
ASSETS
Investments in mutual funds, at value	$1,868,432	$251,060,484	$66,014,310	$4,510,321	$53,967,445	$18,682,752
Receivables:
Due from Pacific Life Insurance Company	15	40,463	19,264	2,825	14,350	-
Investments sold	-	-	-	-	-	2,950
Total Assets	1,868,447	251,100,947	66,033,574	4,513,146	53,981,795	18,685,702
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	2,870
Investments purchased	16	40,443	19,245	2,822	14,136	-
Total Liabilities	16	40,443	19,245	2,822	14,136	2,870
NET ASSETS	$1,868,431	$251,060,504	$66,014,329	$4,510,324	$53,967,659	$18,682,832
Units Outstanding	179,375	3,769,236	5,102,810	405,209	2,437,685	925,932
Accumulation Unit Value	$10.42	$66.61	$12.94	$11.13	$22.14	$20.18
Cost of Investments	$1,889,702	$238,124,714	$64,666,177	$4,248,393	$40,495,139	$16,513,606

	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value
ASSETS
Investments in mutual funds, at value	$69,451,001	$636,257,457	$26,553,304	$180,560,923	$45,365,992	$114,975,442
Receivables:
Due from Pacific Life Insurance Company	61,629	-	-	-	-	-
Investments sold	-	541,294	12,705	174,757	14,992	46,334
Total Assets	69,512,630	636,798,751	26,566,009	180,735,680	45,380,984	115,021,776
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	540,882	12,693	174,689	14,960	45,904
Investments purchased	61,546	-	-	-	-	-
Total Liabilities	61,546	540,882	12,693	174,689	14,960	45,904
NET ASSETS	$69,451,084	$636,257,869	$26,553,316	$180,560,991	$45,366,024	$114,975,872
Units Outstanding	2,681,618	6,182,763	1,059,599	2,234,417	3,304,117	3,842,569
Accumulation Unit Value	$25.90	$102.91	$25.06	$80.81	$13.73	$29.92
Cost of Investments	$49,503,065	$387,330,028	$20,257,510	$124,518,286	$34,194,141	$68,947,591

See Notes to Financial Statements	H-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts

	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity
ASSETS
Investments in mutual funds, at value	$12,218,102	$188,677,565	$112,452,863	$41,831,388	$11,059,568	$31,935,954
Receivables:
Due from Pacific Life Insurance Company	3,099	-	-	-	-	4,039
Investments sold	-	9,114	34,365	6,535	643,153	-
Total Assets	12,221,201	188,686,679	112,487,228	41,837,923	11,702,721	31,939,993
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	9,089	34,091	6,654	643,175	-
Investments purchased	3,074	-	-	-	-	3,972
Total Liabilities	3,074	9,089	34,091	6,654	643,175	3,972
NET ASSETS	$12,218,127	$188,677,590	$112,453,137	$41,831,269	$11,059,546	$31,936,021
Units Outstanding	678,743	1,873,203	2,489,213	2,532,603	353,984	1,025,626
Accumulation Unit Value	$18.00	$100.72	$45.18	$16.52	$31.24	$31.14
Cost of Investments	$10,191,754	$115,857,542	$78,327,901	$34,238,502	$9,709,710	$25,415,320

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
ASSETS
Investments in mutual funds, at value	$230,334,083	$72,900,617	$1,814,836	$118,299,165	$151,642,617	$25,696,096
Receivables:
Due from Pacific Life Insurance Company	-	-	11,308	98,762	114,610	2,525
Investments sold	229,009	653,849	-	-	-	-
Total Assets	230,563,092	73,554,466	1,826,144	118,397,927	151,757,227	25,698,621
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	229,453	653,790	-	-	-	-
Investments purchased	-	-	11,308	98,907	114,808	2,499
Total Liabilities	229,453	653,790	11,308	98,907	114,808	2,499
NET ASSETS	$230,333,639	$72,900,676	$1,814,836	$118,299,020	$151,642,419	$25,696,122
Units Outstanding	6,314,424	1,457,669	122,603	3,114,990	10,092,996	1,945,640
Accumulation Unit Value	$36.48	$50.01	$14.80	$37.98	$15.02	$13.21
Cost of Investments	$131,226,297	$49,029,005	$1,625,380	$124,222,186	$135,721,704	$24,173,768

	International Value	Health Sciences	Real Estate	Technology	Currency Strategies	Diversified Alternatives
ASSETS
Investments in mutual funds, at value	$117,689,697	$57,321,308	$90,868,098	$14,534,640	$835,707	$27,157
Receivables:
Due from Pacific Life Insurance Company	-	-	53,151	-	698	-
Investments sold	41,956	38,882	-	7,763	-	-
Total Assets	117,731,653	57,360,190	90,921,249	14,542,403	836,405	27,157
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	41,990	38,864	-	7,789	-	-
Investments purchased	-	-	53,213	-	697	-
Total Liabilities	41,990	38,864	53,213	7,789	697	-
NET ASSETS	$117,689,663	$57,321,326	$90,868,036	$14,534,614	$835,708	$27,157
Units Outstanding	4,406,131	1,178,226	1,347,361	1,617,797	75,605	2,618
Accumulation Unit Value	$26.71	$48.65	$67.44	$8.98	$11.05	$10.37
Cost of Investments	$108,513,760	$43,333,928	$67,959,657	$14,434,489	$810,203	$26,813

See Notes to Financial Statements	H-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts

	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
ASSETS
Investments in mutual funds, at value	$5,770,656	$3,125,513	$7,837,687	$31,814,193	$37,943,803	$18,406,130
Receivables:
Due from Pacific Life Insurance Company	1	2	801	1,084	17,924	8,086
Total Assets	5,770,657	3,125,515	7,838,488	31,815,277	37,961,727	18,414,216
LIABILITIES
Payables:
Investments purchased	-	-	799	1,105	17,933	8,092
Total Liabilities	-	-	799	1,105	17,933	8,092
NET ASSETS	$5,770,657	$3,125,515	$7,837,689	$31,814,172	$37,943,794	$18,406,124
Units Outstanding	446,854	284,979	452,970	1,639,383	1,751,499	1,490,915
Accumulation Unit Value	$12.91	$10.97	$17.30	$19.41	$21.66	$12.35
Cost of Investments	$5,257,390	$2,979,766	$7,401,564	$28,771,881	$33,272,449	$16,995,533

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation	Invesco V.I. International Growth Series II
ASSETS
Investments in mutual funds, at value	$47,703,353	$230,261,425	$307,509,656	$136,429,284	$291,744	$23,130,199
Receivables:
Due from Pacific Life Insurance Company	10,055	34,462	-	-	-	9,198
Investments sold	-	-	391,706	650,339	-	-
Total Assets	47,713,408	230,295,887	307,901,362	137,079,623	291,744	23,139,397
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	391,611	650,441	-	-
Investments purchased	10,130	34,414	-	-	-	9,185
Total Liabilities	10,130	34,414	391,611	650,441	-	9,185
NET ASSETS	$47,703,278	$230,261,473	$307,509,751	$136,429,182	$291,744	$23,130,212
Units Outstanding	3,690,176	17,075,664	22,041,635	9,696,591	27,680	1,921,923
Accumulation Unit Value	$12.93	$13.48	$13.95	$14.07	$10.54	$12.03
Cost of Investments	$39,627,998	$179,531,553	$225,753,785	$101,295,170	$285,804	$24,732,947

	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth- Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III
ASSETS
Investments in mutual funds, at value	$30,391,097	$39,984,466	$62,273,822	$71,033,392	$30,347,193	$56,906,251
Receivables:
Due from Pacific Life Insurance Company	35,128	2,013	-	34,401	12,493	-
Investments sold	-	-	51,754	-	-	5,681
Total Assets	30,426,225	39,986,479	62,325,576	71,067,793	30,359,686	56,911,932
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	51,778	-	-	5,682
Investments purchased	35,132	2,019	-	34,388	12,477	-
Total Liabilities	35,132	2,019	51,778	34,388	12,477	5,682
NET ASSETS	$30,391,093	$39,984,460	$62,273,798	$71,033,405	$30,347,209	$56,906,250
Units Outstanding	1,568,699	1,644,596	2,520,060	3,166,860	1,402,239	2,830,002
Accumulation Unit Value	$19.37	$24.31	$24.71	$22.43	$21.64	$20.11
Cost of Investments	$27,909,688	$39,084,121	$63,127,593	$73,672,505	$31,269,710	$61,539,732

See Notes to Financial Statements	H-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts

	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2
ASSETS
Investments in mutual funds, at value	$1,273,294	$237,439	$553,466	$224,803	$592,964	$51,739,767
Receivables:
Due from Pacific Life Insurance Company	352	705	-	-	-	-
Investments sold	-	-	-	-	-	9,707
Total Assets	1,273,646	238,144	553,466	224,803	592,964	51,749,474
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	9,789
Investments purchased	352	705	-	-	-	-
Total Liabilities	352	705	-	-	-	9,789
NET ASSETS	$1,273,294	$237,439	$553,466	$224,803	$592,964	$51,739,685
Units Outstanding	126,498	24,029	54,607	23,235	47,500	2,124,204
Accumulation Unit Value	$10.07	$9.88	$10.14	$9.68	$12.48	$24.36
Cost of Investments	$1,308,964	$231,376	$572,943	$212,331	$622,792	$44,855,670

	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2
ASSETS
Investments in mutual funds, at value	$818,027	$2,395,416	$7,940,714	$9,272,068	$10,077,381	$4,410,997
Receivables:
Due from Pacific Life Insurance Company	-	-	11	2,424	1,391	1,539
Total Assets	818,027	2,395,416	7,940,725	9,274,492	10,078,772	4,412,536
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	4	-	-	-	-
Investments purchased	-	-	-	2,416	1,390	1,538
Total Liabilities	1	4	-	2,416	1,390	1,538
NET ASSETS	$818,026	$2,395,412	$7,940,725	$9,272,076	$10,077,382	$4,410,998
Units Outstanding	57,642	169,699	575,261	647,539	729,608	306,309
Accumulation Unit Value	$14.19	$14.12	$13.80	$14.32	$13.81	$14.40
Cost of Investments	$808,117	$2,338,551	$7,714,462	$9,269,820	$9,610,511	$4,377,259
	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2
ASSETS
Investments in mutual funds, at value	$3,627,721	$1,578,640	$159,125,221	$6,758,334	$34,852,852	$5,831,768
Receivables:
Due from Pacific Life Insurance Company	-	-	4,607,032	-	-	6,579
Investments sold	11,358	-	-	3,686	7,388	-
Total Assets	3,639,079	1,578,640	163,732,253	6,762,020	34,860,240	5,838,347
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11,358	1	-	3,679	7,282	-
Investments purchased	-	-	4,606,839	-	-	6,575
Total Liabilities	11,358	1	4,606,839	3,679	7,282	6,575
NET ASSETS	$3,627,721	$1,578,639	$159,125,414	$6,758,341	$34,852,958	$5,831,772
Units Outstanding	249,154	117,971	15,892,701	303,110	1,318,480	275,810
Accumulation Unit Value	$14.56	$13.38	$10.01	$22.30	$26.43	$21.14
Cost of Investments	$3,628,956	$1,576,130	$159,125,221	$6,941,027	$33,672,269	$5,421,098

See Notes to Financial Statements	H-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts

	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class
ASSETS
Investments in mutual funds, at value	$19,251,544	$30,224,643	$13,494,223	$12,214,505	$1,050,104	$1,278,017
Receivables:
Due from Pacific Life Insurance Company	-	23,232	-	1,264	1	-
Investments sold	4,584	-	5,403	-	-	-
Total Assets	19,256,128	30,247,875	13,499,626	12,215,769	1,050,105	1,278,017
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,898	-	5,400	-	-	2
Investments purchased	-	23,219	-	1,376	-	-
Total Liabilities	3,898	23,219	5,400	1,376	-	2
NET ASSETS	$19,252,230	$30,224,656	$13,494,226	$12,214,393	$1,050,105	$1,278,015
Units Outstanding	1,601,613	2,475,500	603,394	1,458,141	100,312	82,703
Accumulation Unit Value	$12.02	$12.21	$22.36	$8.38	$10.47	$15.45
Cost of Investments	$21,379,840	$33,271,603	$13,691,943	$16,920,958	$1,061,654	$1,342,951

	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$19,639,217	$13,843,485	$398,040	$5,255,875	$9,278,895	$6,017,135
Receivables:
Due from Pacific Life Insurance Company	-	-	-	15,692	128	8,324
Investments sold	67,600	660,612	-	-	-	-
Total Assets	19,706,817	14,504,097	398,040	5,271,567	9,279,023	6,025,459
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	67,602	660,626	-	-	-	-
Investments purchased	-	-	-	15,670	225	8,324
Total Liabilities	67,602	660,626	-	15,670	225	8,324
NET ASSETS	$19,639,215	$13,843,471	$398,040	$5,255,897	$9,278,798	$6,017,135
Units Outstanding	958,828	713,565	37,946	470,628	642,778	328,682
Accumulation Unit Value	$20.48	$19.40	$10.49	$11.17	$14.44	$18.31
Cost of Investments	$22,457,277	$13,580,733	$399,522	$5,281,697	$9,448,796	$6,368,716

	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class
ASSETS
Investments in mutual funds, at value	$40,817,989	$63,772,781	$38,212,253	$58,240,513	$28,310,283	$13,446,463
Receivables:
Due from Pacific Life Insurance Company	8,182	5,565	5,891	919	5,068	-
Investments sold	-	-	-	-	-	660,155
Total Assets	40,826,171	63,778,346	38,218,144	58,241,432	28,315,351	14,106,618
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	660,161
Investments purchased	8,197	5,625	5,392	655	5,324	-
Total Liabilities	8,197	5,625	5,392	655	5,324	660,161
NET ASSETS	$40,817,974	$63,772,721	$38,212,752	$58,240,777	$28,310,027	$13,446,457
Units Outstanding	3,819,255	1,981,784	852,211	724,552	1,038,803	700,129
Accumulation Unit Value	$10.69	$32.18	$44.84	$80.38	$27.25	$19.21
Cost of Investments	$42,141,891	$66,387,588	$40,103,989	$51,069,689	$28,028,606	$13,665,865

See Notes to Financial Statements	H-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts

	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi- Asset Managed Allocation - Advisor Class	Royce Micro- Cap Service Class
ASSETS
Investments in mutual funds, at value	$11,140,384	$10,627,878	$314,758	$6,385,733	$5,766,784	$2,157,635
Receivables:
Due from Pacific Life Insurance Company	-	13,462	-	-	-	1,491
Investments sold	4,287	-	-	3,509	3,610	-
Total Assets	11,144,671	10,641,340	314,758	6,389,242	5,770,394	2,159,126
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	4,269	-	-	3,151	3,699	-
Investments purchased	-	13,462	-	-	-	1,528
Total Liabilities	4,269	13,462	-	3,151	3,699	1,528
NET ASSETS	$11,140,402	$10,627,878	$314,758	$6,386,091	$5,766,695	$2,157,598
Units Outstanding	689,970	960,787	21,598	524,309	580,540	163,195
Accumulation Unit Value	$16.15	$11.06	$14.57	$12.18	$9.93	$13.22
Cost of Investments	$12,603,271	$10,364,870	$313,003	$6,972,936	$5,952,621	$2,140,526

	State Street Total Return V.I.S. Class 3	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	VanEck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$1,487,956	$74,984,626	$60,493,408	$37,457,333
Receivables:
Due from Pacific Life Insurance Company	13,377	-	-	-
Investments sold	-	6,254	642,105	3,457
Total Assets	1,501,333	74,990,880	61,135,513	37,460,790
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	6,321	642,234	3,482
Investments purchased	13,377	-	-	-
Total Liabilities	13,377	6,321	642,234	3,482
NET ASSETS	$1,487,956	$74,984,559	$60,493,279	$37,457,308
Units Outstanding	102,428	2,951,678	2,956,466	1,780,944
Accumulation Unit Value	$14.53	$25.40	$20.46	$21.03
Cost of Investments	$1,545,122	$59,451,123	$54,944,632	$39,558,885

See Notes to Financial Statements	H-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Core Income	Diversified Bond	Floating Rate Income	Floating Rate Loan	High Yield Bond	Inflation Managed
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	25,684	1,676,990	15,382	112,900	2,560,853	(2,665,174)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	25,684	1,676,990	15,382	112,900	2,560,853	(2,665,174)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,336	1,388,536	317,931	1,159,943	9,029,968	6,942,170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,020	$3,065,526	$333,313	$1,272,843	$11,590,821	$4,276,996

	Inflation Strategy	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(7,917)	2,330,260	312,430	17,918	2,576,689	80,492
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(7,917)	2,330,260	312,430	17,918	2,576,689	80,492
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	48,373	5,240,016	792,912	546,757	5,499,094	(708,856)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,456	$7,570,276	$1,105,342	$564,675	$8,075,783	($628,364)

	Dividend Growth	Equity Index	Focused Growth	Growth	Large-Cap Growth	Large-Cap Value
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,654,895	24,755,084	2,215,248	682,299	2,864,042	5,686,567
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,654,895	24,755,084	2,215,248	682,299	2,864,042	5,686,567
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,244,547	42,981,671	(1,799,958)	3,196,129	(2,579,893)	7,816,651
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,899,442	$67,736,755	$415,290	$3,878,428	$284,149	$13,503,218
(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts

	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value	Small-Cap Equity
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	548,064	11,671,539	3,631,471	(374,974)	188,039	1,089,278
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	548,064	11,671,539	3,631,471	(374,974)	188,039	1,089,278
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	486,890	8,164,127	13,456,848	2,928,893	1,289,302	5,013,712
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,034,954	$19,835,666	$17,088,319	$2,553,919	$1,477,341	$6,102,990

	Small-Cap Index	Small-Cap Value	Value Advantage	Emerging Markets	International Large-Cap	International Small-Cap
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,348,663	2,397,285	80,153	72,282	2,299,916	1,428,730
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	5,348,663	2,397,285	80,153	72,282	2,299,916	1,428,730
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	33,940,808	14,546,675	153,634	6,997,076	(1,245,027)	(467,235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,289,471	$16,943,960	$233,787	$7,069,358	$1,054,889	$961,495

	International Value	Health Sciences	Real Estate	Technology	Currency Strategies	Diversified Alternatives (2)
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(12,251,146)	7,647,382	3,427,607	177,624	20,127	(55)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(12,251,146)	7,647,382	3,427,607	177,624	20,127	(55)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,979,062	(11,722,492)	2,425,357	(1,357,237)	10,634	344
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,727,916	($4,075,110)	$5,852,964	($1,179,613)	$30,761	$289

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	Equity Long/Short	Global Absolute Return	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Moderate Growth	Pacific Dynamix - Growth	Portfolio Optimization Conservative
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	158,430	65,899	93,783	513,246	342,220	160,573
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	158,430	65,899	93,783	513,246	342,220	160,573
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	542,908	69,227	342,843	1,684,300	2,845,829	864,885
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$701,338	$135,126	$436,626	$2,197,546	$3,188,049	$1,025,458

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth	PSF DFA Balanced Allocation (2)	Invesco V.I. International Growth Series II
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$262,081
Net Investment Income	-	-	-	-	-	262,081
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,289,145	4,263,989	6,713,308	3,204,393	130	(72,013)
Capital gain distributions (1)	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,289,145	4,263,989	6,713,308	3,204,393	130	(72,013)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,810,676	13,052,233	18,274,421	8,695,391	5,940	(437,475)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,099,821	$17,316,222	$24,987,729	$11,899,784	$6,070	($247,407)

	American Century VP Mid Cap Value Class II	American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 4	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III
INVESTMENT INCOME
Dividends (1)	$288,937	$534,401	$343,694	$865,701	$386,442	$697,220
Net Investment Income	288,937	534,401	343,694	865,701	386,442	697,220
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	322,194	(65,765)	(293,936)	(303,833)	(872,970)	(422,741)
Capital gain distributions (1)	584,273	846,751	5,319,505	7,242,202	636,241	-
Realized Gain (Loss) on Investments	906,467	780,986	5,025,569	6,938,369	(236,729)	(422,741)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,476,851	1,746,923	(78,505)	(658,973)	3,877,515	1,848,271
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,672,255	$3,062,310	$5,290,758	$7,145,097	$4,027,228	$2,122,750

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts

	BlackRock iShares Alternative Strategies V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	Dreyfus Appreciation Service Shares	Fidelity VIP Contrafund Service Class 2
INVESTMENT INCOME
Dividends (1)	$34,737	$5,020	$10,498	$3,588	$7,208	$311,864
Net Investment Income	34,737	5,020	10,498	3,588	7,208	311,864
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,470	(1,023)	6,516	(4,704)	(24,623)	2,981,036
Capital gain distributions (1)	-	-	-	-	57,485	4,208,522
Realized Gain (Loss) on Investments	5,470	(1,023)	6,516	(4,704)	32,862	7,189,558
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(22,097)	10,544	(17,478)	21,148	(1,484)	(3,697,132)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,110	$14,541	($464)	$20,032	$38,586	$3,804,290

	Fidelity VIP Freedom 2010 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2
INVESTMENT INCOME
Dividends (1)	$10,351	$30,268	$100,937	$117,923	$119,926	$48,550
Net Investment Income	10,351	30,268	100,937	117,923	119,926	48,550
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	20,920	16,224	95,902	176,804	206,366	(14,797)
Capital gain distributions (1)	26,781	55,563	242,933	281,116	343,164	110,305
Realized Gain (Loss) on Investments	47,701	71,787	338,835	457,920	549,530	95,508
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(30,991)	18,170	(2,622)	(51,665)	(79,573)	135,993
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,061	$120,225	$437,150	$524,178	$589,883	$280,051

	Fidelity VIP Freedom 2045 Service Class 2	Fidelity VIP Freedom Income Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2
INVESTMENT INCOME
Dividends (1)	$39,844	$19,532	$185,586	$-	$107,449	$49,997
Net Investment Income	39,844	19,532	185,586	-	107,449	49,997
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,807	(43)	-	20,973	1,348,401	287,072
Capital gain distributions (1)	86,966	16,896	-	665,788	2,224,813	-
Realized Gain (Loss) on Investments	88,773	16,853	-	686,761	3,573,214	287,072
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	84,598	27,544	-	(696,493)	301,662	140,199
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,215	$63,929	$185,586	($9,732)	$3,982,325	$477,268

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts

	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares	Lazard Retirement Global Dynamic Multi Asset Service Class	Lazard Retirement U.S. Strategic Equity Service Class
INVESTMENT INCOME
Dividends (1)	$333,202	$-	$3,153	$579,513	$2,626	$1,316
Net Investment Income	333,202	-	3,153	579,513	2,626	1,316
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(772,082)	(1,858,448)	(90,759)	(839,723)	(9,787)	(60,097)
Capital gain distributions (1)	298,442	30,877	916,461	400,952	3,539	13,025
Realized Gain (Loss) on Investments	(473,640)	(1,827,571)	825,702	(438,771)	(6,248)	(47,072)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,429,548	2,714,007	437,153	(1,081,501)	32,300	152,825
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,289,110	$886,436	$1,266,008	($940,759)	$28,678	$107,069

	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap - Class II	Western Asset Variable Global High Yield Bond - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
INVESTMENT INCOME
Dividends (1)	$79,660	$49,856	$22,325	$238,784	$-	$66,965
Net Investment Income	79,660	49,856	22,325	238,784	-	66,965
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(99,588)	(209,829)	2,865	(23,078)	(300,815)	(244,875)
Capital gain distributions (1)	1,021,686	322,186	-	-	-	107,705
Realized Gain (Loss) on Investments	922,098	112,357	2,865	(23,078)	(300,815)	(137,170)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(834,367)	1,037,553	10,956	117,130	503,530	893,780
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$167,391	$1,199,766	$36,146	$332,836	$202,715	$823,575

	Lord Abbett Total Return Class VC	I	II	III	V	MFS New Discovery Series - Service Class
INVESTMENT INCOME
Dividends (1)	$1,069,319	$759,208	$-	$-	$508,321	$-
Net Investment Income	1,069,319	759,208	-	-	508,321	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(33,743)	968,902	2,053,680	2,183,938	1,071,504	(632,376)
Capital gain distributions (1)	155,105	-	2,200,234	2,216,576	-	549,422
Realized Gain (Loss) on Investments	121,362	968,902	4,253,914	4,400,514	1,071,504	(82,954)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	324,940	(1,648,391)	(5,242,551)	5,729,768	998,974	1,083,609
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,515,621	$79,719	($988,637)	$10,130,282	$2,578,799	$1,000,655

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts

	MFS Utilities Series - Service Class	MFS Value Series - Service Class	Neuberger Berman Socially Responsive I Class	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi- Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class
INVESTMENT INCOME
Dividends (1)	$441,175	$99,460	$2,379	$50,457	$138,750	$10,352
Net Investment Income	441,175	99,460	2,379	50,457	138,750	10,352
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(832,331)	76,062	(924)	(520,520)	(151,559)	(102,731)
Capital gain distributions (1)	280,202	439,163	12,217	447,370	-	-
Realized Gain (Loss) on Investments	(552,129)	515,225	11,293	(73,150)	(151,559)	(102,731)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,609,272	270,034	15,637	(54,440)	250,979	412,648
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,498,318	$884,719	$29,309	($77,133)	$238,170	$320,269

	State Street Total Return V.I.S. Class 3	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	VanEck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends (1)	$23,678	$-	$1,155,511	$130,403
Net Investment Income	23,678	-	1,155,511	130,403
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(60,749)	4,338,646	2,222,810	(5,325,586)
Capital gain distributions (1)	27,450	-	5,704,019	-
Realized Gain (Loss) on Investments	(33,299)	4,338,646	7,926,829	(5,325,586)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	105,078	(3,744,519)	729,865	17,374,268
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$95,457	$594,127	$9,812,205	$12,179,085

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	H-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	25,684	(1,755)	1,676,990	405,687	15,382	17,901
Change in net unrealized appreciation (depreciation) on investments	14,336	(2,907)	1,388,536	(108,385)	317,931	13,138
Net Increase (Decrease) in Net Assets Resulting from Operations	40,020	(4,662)	3,065,526	297,302	333,313	31,039
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	96,165	45,340	2,298,591	2,047,954	202,224	1,010,611
Transfers between variable and fixed accounts, net	619,533	304,919	(873,174)	20,087,031	1,632,785	(54,674)
Policy maintenance charges	(75,953)	(10,174)	(2,671,641)	(2,457,175)	(169,612)	(146,569)
Policy benefits and terminations	(29,098)	-	(1,520,225)	(2,917,825)	(162,680)	(233,868)
Policy loans and loan repayments	(22,943)	(441)	(28,865)	(127,533)	31,932	(9,479)
Other	201	59	10,351	14,371	4,417	241
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	587,905	339,703	(2,784,963)	16,646,823	1,539,066	566,262
NET INCREASE (DECREASE) IN NET ASSETS	627,925	335,041	280,563	16,944,125	1,872,379	597,301
NET ASSETS
Beginning of Year or Period	335,041	-	59,602,017	42,657,892	3,021,433	2,424,132
End of Year or Period	$962,966	$335,041	$59,882,580	$59,602,017	$4,893,812	$3,021,433

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	112,900	179,933	2,560,853	2,830,927	(2,665,174)	(2,010,579)
Change in net unrealized appreciation (depreciation) on investments	1,159,943	(294,697)	9,029,968	(6,264,084)	6,942,170	(645,566)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,272,843	(114,764)	11,590,821	(3,433,157)	4,276,996	(2,656,145)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	869,865	924,608	3,935,773	4,502,854	3,878,082	4,573,194
Transfers between variable and fixed accounts, net	2,172,663	(1,455,160)	4,169,786	(7,924,483)	(6,605,679)	(2,289,679)
Policy maintenance charges	(782,174)	(741,960)	(3,762,177)	(3,855,934)	(4,156,004)	(4,347,273)
Policy benefits and terminations	(365,029)	(607,195)	(4,690,004)	(3,482,442)	(3,987,392)	(4,991,105)
Policy loans and loan repayments	(160,447)	537	176,354	355,058	(184,939)	303,399
Other	7,752	6,542	27,753	29,167	36,755	33,650
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,742,630	(1,872,628)	(142,515)	(10,375,780)	(11,019,177)	(6,717,814)
NET INCREASE (DECREASE) IN NET ASSETS	3,015,473	(1,987,392)	11,448,306	(13,808,937)	(6,742,181)	(9,373,959)
NET ASSETS
Beginning of Year	13,070,964	15,058,356	74,867,908	88,676,845	86,594,475	95,968,434
End of Year	$16,086,437	$13,070,964	$86,316,214	$74,867,908	$79,852,294	$86,594,475

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(7,917)	(25,226)	2,330,260	3,379,706	312,430	156,664
Change in net unrealized appreciation (depreciation) on investments	48,373	(39,796)	5,240,016	(1,629,584)	792,912	62,733
Net Increase (Decrease) in Net Assets Resulting from Operations	40,456	(65,022)	7,570,276	1,750,122	1,105,342	219,397
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	149,772	262,451	11,802,392	13,824,034	4,786,833	4,868,585
Transfers between variable and fixed accounts, net	73,327	339,767	(1,316,504)	(11,664,148)	2,281,073	5,101,014
Policy maintenance charges	(78,914)	(76,772)	(12,934,036)	(12,986,260)	(3,770,348)	(3,581,147)
Policy benefits and terminations	(55,448)	(29,981)	(12,178,503)	(12,349,963)	(4,078,648)	(7,125,484)
Policy loans and loan repayments	(17,288)	(24,362)	125,099	(40,624)	(191,443)	(909,228)
Other	(8,145)	638	91,717	69,162	33,514	30,167
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	63,304	471,741	(14,409,835)	(23,147,799)	(939,019)	(1,616,093)
NET INCREASE (DECREASE) IN NET ASSETS	103,760	406,719	(6,839,559)	(21,397,677)	166,323	(1,396,696)
NET ASSETS
Beginning of Year	1,764,671	1,357,952	257,900,063	279,297,740	65,848,006	67,244,702
End of Year	$1,868,431	$1,764,671	$251,060,504	$257,900,063	$66,014,329	$65,848,006

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	17,918	(170,240)	2,576,689	2,448,131	80,492	453,819
Change in net unrealized appreciation (depreciation) on investments	546,757	(14,968)	5,499,094	(5,590,927)	(708,856)	(2,350,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	564,675	(185,208)	8,075,783	(3,142,796)	(628,364)	(1,896,276)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	188,424	262,580	4,569,033	4,241,282	-	-
Transfers between variable and fixed accounts, net	812,769	(372,096)	(1,728,652)	(1,210,474)	(542,595)	(2,338,661)
Policy maintenance charges	(162,116)	(134,130)	(2,939,590)	(2,878,657)	(822,359)	(1,144,503)
Policy benefits and terminations	(45,879)	(78,195)	(3,523,403)	(1,781,064)	(747,873)	(1,105,003)
Policy loans and loan repayments	(4,174)	(24,481)	(265,251)	(144,593)	(159,431)	(224,652)
Other	1,142	1,090	2,716	9,393	(730)	(640)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	790,166	(345,232)	(3,885,147)	(1,764,113)	(2,272,988)	(4,813,459)
NET INCREASE (DECREASE) IN NET ASSETS	1,354,841	(530,440)	4,190,636	(4,906,909)	(2,901,352)	(6,709,735)
NET ASSETS
Beginning of Year	3,155,483	3,685,923	49,777,023	54,683,932	21,584,184	28,293,919
End of Year	$4,510,324	$3,155,483	$53,967,659	$49,777,023	$18,682,832	$21,584,184

See Notes to Financial Statements	H-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,654,895	2,168,135	24,755,084	17,582,638	2,215,248	2,615,177
Change in net unrealized appreciation (depreciation) on investments	4,244,547	(960,135)	42,981,671	(11,357,992)	(1,799,958)	17,957
Net Increase (Decrease) in Net Assets Resulting from Operations	6,899,442	1,208,000	67,736,755	6,224,646	415,290	2,633,134
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,455,092	3,263,805	21,955,575	22,738,178	1,383,713	1,324,584
Transfers between variable and fixed accounts, net	4,692,240	3,791,523	(7,814,202)	22,271,751	(2,713,256)	2,360,395
Policy maintenance charges	(2,814,196)	(2,544,426)	(24,630,456)	(23,002,025)	(1,275,468)	(1,288,552)
Policy benefits and terminations	(2,431,419)	(2,438,223)	(18,596,532)	(20,804,611)	(1,010,450)	(1,387,881)
Policy loans and loan repayments	(243,680)	(49,796)	(1,167,391)	(385,989)	(112,130)	(180,423)
Other	16,281	11,046	168,931	131,680	8,998	4,005
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,674,318	2,033,929	(30,084,075)	948,984	(3,718,593)	832,128
NET INCREASE (DECREASE) IN NET ASSETS	9,573,760	3,241,929	37,652,680	7,173,630	(3,303,303)	3,465,262
NET ASSETS
Beginning of Year	59,877,324	56,635,395	598,605,189	591,431,559	29,856,619	26,391,357
End of Year	$69,451,084	$59,877,324	$636,257,869	$598,605,189	$26,553,316	$29,856,619

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	682,299	(3,650,414)	2,864,042	2,559,558	5,686,567	4,537,866
Change in net unrealized appreciation (depreciation) on investments	3,196,129	17,483,698	(2,579,893)	308,731	7,816,651	(8,007,728)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,878,428	13,833,284	284,149	2,868,289	13,503,218	(3,469,862)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,627,685	8,182,679	2,779,711	2,705,488	4,682,451	5,336,897
Transfers between variable and fixed accounts, net	(2,936,363)	(5,070,854)	(2,142,087)	2,968,662	(3,951,493)	(6,194,441)
Policy maintenance charges	(9,242,765)	(9,338,929)	(2,152,158)	(2,169,963)	(4,454,875)	(4,471,685)
Policy benefits and terminations	(9,793,666)	(10,267,543)	(2,613,827)	(2,779,421)	(3,702,137)	(4,524,655)
Policy loans and loan repayments	163,997	318,127	(273,954)	(277,416)	(733,401)	(393,164)
Other	31,557	5,602	(22,804)	(1,141)	17,276	12,110
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(14,149,555)	(16,170,918)	(4,425,119)	446,209	(8,142,179)	(10,234,938)
NET INCREASE (DECREASE) IN NET ASSETS	(10,271,127)	(2,337,634)	(4,140,970)	3,314,498	5,361,039	(13,704,800)
NET ASSETS
Beginning of Year	190,832,118	193,169,752	49,506,994	46,192,496	109,614,833	123,319,633
End of Year	$180,560,991	$190,832,118	$45,366,024	$49,506,994	$114,975,872	$109,614,833

See Notes to Financial Statements	H-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	548,064	1,474,734	11,671,539	6,165,917	3,631,471	858,206
Change in net unrealized appreciation (depreciation) on investments	486,890	(1,819,853)	8,164,127	(104,379)	13,456,848	856,478
Net Increase (Decrease) in Net Assets Resulting from Operations	1,034,954	(345,119)	19,835,666	6,061,538	17,088,319	1,714,684
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	681,730	591,632	7,517,730	8,218,586	3,788,935	3,946,893
Transfers between variable and fixed accounts, net	(593,852)	(336,987)	(3,882,782)	(3,530,811)	5,203,097	(3,646,903)
Policy maintenance charges	(534,352)	(585,700)	(9,639,538)	(9,642,910)	(4,082,447)	(4,068,445)
Policy benefits and terminations	(315,341)	(835,072)	(7,385,327)	(7,852,673)	(4,688,809)	(4,262,738)
Policy loans and loan repayments	(81,958)	(109,877)	357,692	689,085	(239,581)	(239,115)
Other	4,407	3,839	22,330	13,616	18,375	10,312
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(839,366)	(1,272,165)	(13,009,895)	(12,105,107)	(430)	(8,259,996)
NET INCREASE (DECREASE) IN NET ASSETS	195,588	(1,617,284)	6,825,771	(6,043,569)	17,087,889	(6,545,312)
NET ASSETS
Beginning of Year	12,022,539	13,639,823	181,851,819	187,895,388	95,365,248	101,910,560
End of Year	$12,218,127	$12,022,539	$188,677,590	$181,851,819	$112,453,137	$95,365,248

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(374,974)	1,142,230	188,039	697,897	1,089,278	741,489
Change in net unrealized appreciation (depreciation) on investments	2,928,893	(3,696,820)	1,289,302	(665,517)	5,013,712	(2,203,887)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,553,919	(2,554,590)	1,477,341	32,380	6,102,990	(1,462,398)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,978,056	3,051,798	1,086,626	1,272,160	1,145,133	1,118,275
Transfers between variable and fixed accounts, net	(2,601,489)	(2,436,169)	161,593	(3,163,662)	9,249,556	50,657
Policy maintenance charges	(2,119,650)	(2,238,157)	(674,192)	(679,458)	(1,085,562)	(935,904)
Policy benefits and terminations	(1,965,167)	(1,552,013)	(462,612)	(556,555)	(496,767)	(583,417)
Policy loans and loan repayments	(482,494)	(194,954)	(72,476)	(106,828)	(48,258)	20,821
Other	11,085	8,784	3,910	860	9,959	4,372
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,179,659)	(3,360,711)	42,849	(3,233,483)	8,774,061	(325,196)
NET INCREASE (DECREASE) IN NET ASSETS	(1,625,740)	(5,915,301)	1,520,190	(3,201,103)	14,877,051	(1,787,594)
NET ASSETS
Beginning of Year	43,457,009	49,372,310	9,539,356	12,740,459	17,058,970	18,846,564
End of Year	$41,831,269	$43,457,009	$11,059,546	$9,539,356	$31,936,021	$17,058,970

See Notes to Financial Statements	H-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	5,348,663	4,616,732	2,397,285	1,961,615	80,153	235,151
Change in net unrealized appreciation (depreciation) on investments	33,940,808	(14,827,373)	14,546,675	(4,751,234)	153,634	(414,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	39,289,471	(10,210,641)	16,943,960	(2,789,619)	233,787	(179,115)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,174,471	7,478,852	2,945,346	3,175,789	362,823	168,181
Transfers between variable and fixed accounts, net	8,293,870	(4,260,302)	(857,170)	(2,630,232)	(1,638,222)	(2,943,643)
Policy maintenance charges	(8,458,732)	(8,484,065)	(2,497,742)	(2,509,017)	(128,617)	(70,269)
Policy benefits and terminations	(8,519,327)	(8,027,044)	(2,292,777)	(2,504,487)	(13,230)	(2,149)
Policy loans and loan repayments	34,525	(198,181)	(219,251)	(424,990)	(15,846)	13,220
Other	47,557	35,273	15,984	21,733	509	26
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,427,636)	(13,455,467)	(2,905,610)	(4,871,204)	(1,432,583)	(2,834,634)
NET INCREASE (DECREASE) IN NET ASSETS	37,861,835	(23,666,108)	14,038,350	(7,660,823)	(1,198,796)	(3,013,749)
NET ASSETS
Beginning of Year	192,471,804	216,137,912	58,862,326	66,523,149	3,013,632	6,027,381
End of Year	$230,333,639	$192,471,804	$72,900,676	$58,862,326	$1,814,836	$3,013,632
	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	72,282	2,791,032	2,299,916	4,946,050	1,428,730	913,794
Change in net unrealized appreciation (depreciation) on investments	6,997,076	(21,022,205)	(1,245,027)	(6,091,637)	(467,235)	2,103
Net Increase (Decrease) in Net Assets Resulting from Operations	7,069,358	(18,231,173)	1,054,889	(1,145,587)	961,495	915,897
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,541,711	6,147,489	8,829,005	8,455,129	1,345,669	1,253,045
Transfers between variable and fixed accounts, net	10,487,308	(3,600,550)	17,526,514	2,387,275	2,404,830	7,879,478
Policy maintenance charges	(4,699,622)	(4,925,496)	(6,150,985)	(5,859,673)	(1,035,005)	(843,839)
Policy benefits and terminations	(3,260,824)	(3,848,920)	(3,507,989)	(3,986,779)	(695,450)	(775,655)
Policy loans and loan repayments	(278,133)	(315,804)	(2,529,539)	(204,978)	(147,490)	34,039
Other	36,226	48,071	73,429	50,928	8,307	5,821
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	7,826,666	(6,495,210)	14,240,435	841,902	1,880,861	7,552,889
NET INCREASE (DECREASE) IN NET ASSETS	14,896,024	(24,726,383)	15,295,324	(303,685)	2,842,356	8,468,786
NET ASSETS
Beginning of Year	103,402,996	128,129,379	136,347,095	136,650,780	22,853,766	14,384,980
End of Year	$118,299,020	$103,402,996	$151,642,419	$136,347,095	$25,696,122	$22,853,766

See Notes to Financial Statements	H-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	(12,251,146)	(8,185,066)	7,647,382	7,556,276	3,427,607	16,146,169
Change in net unrealized appreciation (depreciation) on investments	15,979,062	4,776,445	(11,722,492)	(1,929,844)	2,425,357	(14,166,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,727,916	(3,408,621)	(4,075,110)	5,626,432	5,852,964	1,980,127
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,193,872	8,579,483	3,681,449	3,650,601	4,410,025	5,238,911
Transfers between variable and fixed accounts, net	(8,841,046)	2,083,334	(5,561,558)	1,608,290	(1,098,110)	(15,548,765)
Policy maintenance charges	(6,117,327)	(6,372,712)	(2,955,298)	(3,009,577)	(3,959,357)	(3,905,382)
Policy benefits and terminations	(6,021,334)	(5,798,761)	(3,210,900)	(2,213,811)	(3,317,996)	(3,781,322)
Policy loans and loan repayments	439,767	1,095,214	(35,202)	(363,458)	9,920	(345,110)
Other	60,304	59,059	27,756	17,105	25,277	17,498
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(12,285,764)	(354,383)	(8,053,753)	(310,850)	(3,930,241)	(18,324,170)
NET INCREASE (DECREASE) IN NET ASSETS	(8,557,848)	(3,763,004)	(12,128,863)	5,315,582	1,922,723	(16,344,043)
NET ASSETS
Beginning of Year	126,247,511	130,010,515	69,450,189	64,134,607	88,945,313	105,289,356
End of Year	$117,689,663	$126,247,511	$57,321,326	$69,450,189	$90,868,036	$88,945,313
	Technology		Currency Strategies		Diversified Alternatives (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-
Realized gain (loss) on investments	177,624	623,820	20,127	6,982	(55)
Change in net unrealized appreciation (depreciation) on investments	(1,357,237)	(1,212,446)	10,634	(1,374)	344
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,179,613)	(588,626)	30,761	5,608	289
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	999,504	985,082	66,183	20,705	561
Transfers between variable and fixed accounts, net	(1,002,520)	2,215,236	328,207	(6,355)	27,941
Policy maintenance charges	(771,351)	(816,829)	(44,444)	(16,625)	(1,635)
Policy benefits and terminations	(811,884)	(698,868)	(21,133)	(16,957)	-
Policy loans and loan repayments	81,950	(94,208)	(21,329)	8,862	-
Other	5,801	6,720	283	178	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,498,500)	1,597,133	307,767	(10,192)	26,868
NET INCREASE (DECREASE) IN NET ASSETS	(2,678,113)	1,008,507	338,528	(4,584)	27,157
NET ASSETS
Beginning of Year or Period	17,212,727	16,204,220	497,180	501,764	-
End of Year or Period	$14,534,614	$17,212,727	$835,708	$497,180	$27,157

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Equity Long/Short (1)		Global Absolute Return		Pacific Dynamix - Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	158,430	1,380	65,899	39,619	93,783	156,575
Change in net unrealized appreciation (depreciation) on investments	542,908	(29,642)	69,227	(4,480)	342,843	(222,172)
Net Increase (Decrease) in Net Assets Resulting from Operations	701,338	(28,262)	135,126	35,139	436,626	(65,597)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	290,948	7,948	158,488	97,011	706,231	509,670
Transfers between variable and fixed accounts, net	(247,068)	5,286,011	(151,504)	1,686,415	2,039,346	510,100
Policy maintenance charges	(127,053)	(4,627)	(136,625)	(92,237)	(464,169)	(370,627)
Policy benefits and terminations	(124,016)	-	(29,704)	(11,874)	(149,783)	(287,830)
Policy loans and loan repayments	(4,021)	6,475	5,212	3,680	(5,268)	126,706
Other	13,024	(40)	465	416	2,309	3,054
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(198,186)	5,295,767	(153,668)	1,683,411	2,128,666	491,073
NET INCREASE (DECREASE) IN NET ASSETS	503,152	5,267,505	(18,542)	1,718,550	2,565,292	425,476
NET ASSETS
Beginning of Year or Period	5,267,505	-	3,144,057	1,425,507	5,272,397	4,846,921
End of Year or Period	$5,770,657	$5,267,505	$3,125,515	$3,144,057	$7,837,689	$5,272,397

	Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth		Portfolio Optimization Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	513,246	307,120	342,220	524,872	160,573	574,479
Change in net unrealized appreciation (depreciation) on investments	1,684,300	(783,049)	2,845,829	(1,214,131)	864,885	(541,919)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,197,546	(475,929)	3,188,049	(689,259)	1,025,458	32,560
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,988,923	3,130,084	5,235,500	3,286,150	1,196,057	1,300,519
Transfers between variable and fixed accounts, net	4,673,907	2,080,868	4,547,296	4,197,775	2,110,590	(642,753)
Policy maintenance charges	(2,427,531)	(2,022,568)	(2,159,442)	(1,640,943)	(1,474,082)	(1,449,935)
Policy benefits and terminations	(745,950)	(261,739)	(405,414)	(570,332)	(1,800,745)	(1,769,564)
Policy loans and loan repayments	(134,622)	(39,374)	(147,240)	(674,419)	883,450	(194,887)
Other	7,262	2,473	10,111	4,440	18,533	13,669
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,361,989	2,889,744	7,080,811	4,602,671	933,803	(2,742,951)
NET INCREASE (DECREASE) IN NET ASSETS	7,559,535	2,413,815	10,268,860	3,913,412	1,959,261	(2,710,391)
NET ASSETS
Beginning of Year	24,254,637	21,840,822	27,674,934	23,761,522	16,446,863	19,157,254
End of Year	$31,814,172	$24,254,637	$37,943,794	$27,674,934	$18,406,124	$16,446,863

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate		Portfolio Optimization Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,289,145	786,049	4,263,989	6,104,984	6,713,308	5,264,940
Change in net unrealized appreciation (depreciation) on investments	1,810,676	(945,845)	13,052,233	(6,916,052)	18,274,421	(6,013,790)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,099,821	(159,796)	17,316,222	(811,068)	24,987,729	(748,850)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,581,272	3,281,294	15,545,476	16,820,792	21,880,480	24,080,809
Transfers between variable and fixed accounts, net	(1,026,274)	1,207,431	6,859,819	(4,011,730)	(10,667,546)	(768,947)
Policy maintenance charges	(2,607,556)	(2,834,998)	(14,266,556)	(14,466,549)	(16,508,523)	(17,007,263)
Policy benefits and terminations	(2,851,506)	(1,957,813)	(11,145,378)	(14,044,348)	(12,092,276)	(12,267,576)
Policy loans and loan repayments	247,413	(188,108)	(872,746)	(1,876,947)	(1,752,523)	(2,560,186)
Other	21,548	16,314	104,924	94,300	232,600	193,618
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,635,103)	(475,880)	(3,774,461)	(17,484,482)	(18,907,788)	(8,329,545)
NET INCREASE (DECREASE) IN NET ASSETS	(535,282)	(635,676)	13,541,761	(18,295,550)	6,079,941	(9,078,395)
NET ASSETS
Beginning of Year	48,238,560	48,874,236	216,719,712	235,015,262	301,429,810	310,508,205
End of Year	$47,703,278	$48,238,560	$230,261,473	$216,719,712	$307,509,751	$301,429,810

	Portfolio Optimization Aggressive-Growth		PSF DFA Balanced Allocation (1)		Invesco V.I. International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$-		$262,081	$222,256
Realized gain (loss) on investments	3,204,393	2,989,454	130		(72,013)	99,214
Change in net unrealized appreciation (depreciation) on investments	8,695,391	(4,266,279)	5,940		(437,475)	(1,158,537)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,899,784	(1,276,825)	6,070		(247,407)	(837,067)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,843,996	13,051,746	21,265		1,587,551	1,156,991
Transfers between variable and fixed accounts, net	(2,924,402)	(1,956,568)	272,210		5,366,894	9,473,916
Policy maintenance charges	(6,934,176)	(7,013,456)	(8,005)		(1,016,995)	(767,934)
Policy benefits and terminations	(5,150,193)	(5,096,083)	-		(264,230)	(222,937)
Policy loans and loan repayments	(107,834)	315,033	-		5,031	(216,479)
Other	80,717	65,799	204		7,027	4,024
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,191,892)	(633,529)	285,674		5,685,278	9,427,581
NET INCREASE (DECREASE) IN NET ASSETS	8,707,892	(1,910,354)	291,744		5,437,871	8,590,514
NET ASSETS
Beginning of Year or Period	127,721,290	129,631,644	-		17,692,341	9,101,827
End of Year or Period	$136,429,182	$127,721,290	$291,744		$23,130,212	$17,692,341

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	American Century VP Mid Cap Value Class II		American Funds IS Asset Allocation Fund Class 4 (1)		American Funds IS Growth Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$288,937	$152,391	$534,401	$412,618	$343,694	$405,187
Realized gain (loss) on investments	906,467	790,354	780,986	3,834	5,025,569	342
Change in net unrealized appreciation (depreciation) on investments	2,476,851	(1,124,859)	1,746,923	(846,578)	(78,505)	(775,266)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,672,255	(182,114)	3,062,310	(430,126)	5,290,758	(369,737)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	880,423	598,816	4,094,244	592,107	3,887,309	702,693
Transfers between variable and fixed accounts, net	16,775,335	510,607	8,056,981	28,877,287	(273,977)	60,031,318
Policy maintenance charges	(653,628)	(386,225)	(2,386,312)	(321,854)	(3,049,618)	(523,387)
Policy benefits and terminations	(456,233)	(319,288)	(725,059)	(57,627)	(2,894,126)	(439,731)
Policy loans and loan repayments	(16,381)	(62,895)	(738,614)	(46,941)	(89,551)	(28,738)
Other	6,166	4,273	9,132	(1,068)	24,569	6,016
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	16,535,682	345,288	8,310,372	29,041,904	(2,395,394)	59,748,171
NET INCREASE (DECREASE) IN NET ASSETS	20,207,937	163,174	11,372,682	28,611,778	2,895,364	59,378,434
NET ASSETS
Beginning of Year or Period	10,183,156	10,019,982	28,611,778	-	59,378,434	-
End of Year or Period	$30,391,093	$10,183,156	$39,984,460	$28,611,778	$62,273,798	$59,378,434

	American Funds IS Growth-Income Fund Class 4 (1)		BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$865,701	$817,165	$386,442	$281,568	$697,220	$623,436
Realized gain (loss) on investments	6,938,369	(9,603)	(236,729)	3,828,673	(422,741)	3,830,564
Change in net unrealized appreciation (depreciation) on investments	(658,973)	(1,980,140)	3,877,515	(5,497,836)	1,848,271	(5,049,578)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,145,097	(1,172,578)	4,027,228	(1,387,595)	2,122,750	(595,578)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,604,491	952,080	1,261,360	1,005,415	4,866,961	4,193,543
Transfers between variable and fixed accounts, net	642,493	66,040,055	5,713,444	854,761	(2,267,809)	(576,566)
Policy maintenance charges	(3,876,056)	(634,201)	(1,027,358)	(891,447)	(3,483,037)	(3,323,503)
Policy benefits and terminations	(2,046,184)	(324,058)	(302,258)	(1,595,371)	(1,708,084)	(1,914,486)
Policy loans and loan repayments	(308,197)	(8,984)	(73,845)	90,371	(144,442)	(36,943)
Other	14,877	4,570	10,165	6,286	31,189	26,628
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(968,576)	66,029,462	5,581,508	(529,985)	(2,705,222)	(1,631,327)
NET INCREASE (DECREASE) IN NET ASSETS	6,176,521	64,856,884	9,608,736	(1,917,580)	(582,472)	(2,226,905)
NET ASSETS
Beginning of Year or Period	64,856,884	-	20,738,473	22,656,053	57,488,722	59,715,627
End of Year or Period	$71,033,405	$64,856,884	$30,347,209	$20,738,473	$56,906,250	$57,488,722

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	BlackRock iShares Alternative Strategies V.I. Class I (1)		BlackRock iShares Dynamic Allocation V.I. Class I (1)		BlackRock iShares Dynamic Fixed Income V.I. Class I (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$34,737	$10,509	$5,020	$1,442	$10,498	$1,246
Realized gain (loss) on investments	5,470	(516)	(1,023)	(238)	6,516	(187)
Change in net unrealized appreciation (depreciation) on investments	(22,097)	(13,573)	10,544	(4,481)	(17,478)	(1,999)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,110	(3,580)	14,541	(3,277)	(464)	(940)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	72,107	13,174	17,709	63	21,720	16
Transfers between variable and fixed accounts, net	893,586	347,887	141,632	82,914	579,489	58,067
Policy maintenance charges	(46,831)	(8,316)	(14,842)	(1,686)	(30,789)	(1,724)
Policy benefits and terminations	-	(3,940)	-	-	(71,865)	-
Policy loans and loan repayments	(9,549)	-	2,213	(1,839)	(14,629)	14,387
Other	586	60	21	(10)	186	12
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	909,899	348,865	146,733	79,442	484,112	70,758
NET INCREASE (DECREASE) IN NET ASSETS	928,009	345,285	161,274	76,165	483,648	69,818
NET ASSETS
Beginning of Year or Period	345,285	-	76,165	-	69,818	-
End of Year or Period	$1,273,294	$345,285	$237,439	$76,165	$553,466	$69,818

	BlackRock iShares Equity Appreciation V.I. Class I (1)		Dreyfus Appreciation Service Shares		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,588	$2,545	$7,208	$6,076	$311,864	$447,540
Realized gain (loss) on investments	(4,704)	(191)	32,862	15,222	7,189,558	10,306,674
Change in net unrealized appreciation (depreciation) on investments	21,148	(8,676)	(1,484)	(33,428)	(3,697,132)	(10,479,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,032	(6,322)	38,586	(12,130)	3,804,290	275,007
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	32,289	7,430	27,273	19,825	2,813,553	3,025,989
Transfers between variable and fixed accounts, net	47,191	143,248	221,554	53,858	(2,972,166)	(3,110,947)
Policy maintenance charges	(15,903)	(2,949)	(24,332)	(22,437)	(2,450,969)	(2,608,515)
Policy benefits and terminations	-	-	-	(17,324)	(2,998,124)	(2,466,666)
Policy loans and loan repayments	(326)	-	(3,805)	1,150	(176,860)	(171,857)
Other	141	(28)	304	229	21,576	15,403
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	63,392	147,701	220,994	35,301	(5,762,990)	(5,316,593)
NET INCREASE (DECREASE) IN NET ASSETS	83,424	141,379	259,580	23,171	(1,958,700)	(5,041,586)
NET ASSETS
Beginning of Year or Period	141,379	-	333,384	310,213	53,698,385	58,739,971
End of Year or Period	$224,803	$141,379	$592,964	$333,384	$51,739,685	$53,698,385

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Fidelity VIP Freedom 2010 Service Class 2		Fidelity VIP Freedom 2015 Service Class 2		Fidelity VIP Freedom 2020 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$10,351	$28,495	$30,268	$32,618	$100,937	$125,695
Realized gain (loss) on investments	47,701	21,533	71,787	112,620	338,835	420,388
Change in net unrealized appreciation (depreciation) on investments	(30,991)	(43,562)	18,170	(147,013)	(2,622)	(551,977)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,061	6,466	120,225	(1,775)	437,150	(5,894)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	71,532	99,727	117,081	194,004	549,016	672,637
Transfers between variable and fixed accounts, net	(896,149)	851,762	330,012	(232,435)	105,925	(504,780)
Policy maintenance charges	(59,968)	(64,285)	(129,927)	(129,945)	(490,084)	(488,888)
Policy benefits and terminations	(76,483)	(74,658)	(35,997)	(47,377)	(276,757)	(632,788)
Policy loans and loan repayments	(9,249)	(3,883)	5,816	21,754	(5,911)	(119,030)
Other	379	439	1,860	1,744	6,708	4,306
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(969,938)	809,102	288,845	(192,255)	(111,103)	(1,068,543)
NET INCREASE (DECREASE) IN NET ASSETS	(942,877)	815,568	409,070	(194,030)	326,047	(1,074,437)
NET ASSETS
Beginning of Year	1,760,903	945,335	1,986,342	2,180,372	7,614,678	8,689,115
End of Year	$818,026	$1,760,903	$2,395,412	$1,986,342	$7,940,725	$7,614,678

	Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2		Fidelity VIP Freedom 2035 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$117,923	$144,258	$119,926	$135,679	$48,550	$46,655
Realized gain (loss) on investments	457,920	472,890	549,530	291,917	95,508	27,046
Change in net unrealized appreciation (depreciation) on investments	(51,665)	(722,664)	(79,573)	(485,487)	135,993	(110,949)
Net Increase (Decrease) in Net Assets Resulting from Operations	524,178	(105,516)	589,883	(57,891)	280,051	(37,248)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	559,974	831,423	919,850	813,651	750,276	637,134
Transfers between variable and fixed accounts, net	246,950	1,265,963	655,125	291,508	511,216	406,821
Policy maintenance charges	(499,845)	(456,262)	(549,638)	(513,440)	(326,232)	(243,254)
Policy benefits and terminations	(210,530)	(425,393)	(430,898)	(307,409)	(39,799)	(50,038)
Policy loans and loan repayments	(77,276)	(266,087)	(67,516)	(131,182)	(26,229)	(68,679)
Other	2,728	(5,812)	2,681	407	(782)	565
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	22,001	943,832	529,604	153,535	868,450	682,549
NET INCREASE (DECREASE) IN NET ASSETS	546,179	838,316	1,119,487	95,644	1,148,501	645,301
NET ASSETS
Beginning of Year	8,725,897	7,887,581	8,957,895	8,862,251	3,262,497	2,617,196
End of Year	$9,272,076	$8,725,897	$10,077,382	$8,957,895	$4,410,998	$3,262,497

See Notes to Financial Statements	H-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Fidelity VIP Freedom 2045 Service Class 2		Fidelity VIP Freedom Income Service Class 2		Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$39,844	$39,613	$19,532	$25,894	$185,586	$17,845
Realized gain (loss) on investments	88,773	34,367	16,853	12,249	-	-
Change in net unrealized appreciation (depreciation) on investments	84,598	(115,472)	27,544	(49,762)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	213,215	(41,492)	63,929	(11,619)	185,586	17,845
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	707,945	527,985	60,564	74,727	114,988,592	137,782,759
Transfers between variable and fixed accounts, net	644,442	1,035,917	(42,954)	303,911	(133,275,217)	(50,033,435)
Policy maintenance charges	(406,904)	(291,016)	(79,594)	(85,214)	(18,594,325)	(19,022,610)
Policy benefits and terminations	(39,619)	(14,427)	(58,105)	(83,349)	(22,275,753)	(18,813,119)
Policy loans and loan repayments	(35,065)	(24,610)	979	(27,908)	(1,353,388)	(1,080,530)
Other	426	(24)	424	135	202,251	169,935
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	871,225	1,233,825	(118,686)	182,302	(60,307,840)	49,003,000
NET INCREASE (DECREASE) IN NET ASSETS	1,084,440	1,192,333	(54,757)	170,683	(60,122,254)	49,020,845
NET ASSETS
Beginning of Year	2,543,281	1,350,948	1,633,396	1,462,713	219,247,668	170,226,823
End of Year	$3,627,721	$2,543,281	$1,578,639	$1,633,396	$159,125,414	$219,247,668

	Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Value Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$2,277	$107,449	$95,499	$49,997	$56,221
Realized gain (loss) on investments	686,761	1,369,258	3,573,214	6,535,696	287,072	353,365
Change in net unrealized appreciation (depreciation) on investments	(696,493)	(884,790)	301,662	(7,164,762)	140,199	(641,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,732)	486,745	3,982,325	(533,567)	477,268	(231,649)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	356,792	349,009	1,763,684	1,776,189	471,492	547,981
Transfers between variable and fixed accounts, net	(376,219)	(1,050,115)	(3,448,426)	(1,788,847)	(384,064)	(67,535)
Policy maintenance charges	(282,136)	(295,231)	(1,345,112)	(1,376,701)	(286,892)	(303,941)
Policy benefits and terminations	(219,319)	(715,459)	(1,967,711)	(1,332,238)	(340,776)	(132,993)
Policy loans and loan repayments	(89,212)	(24,792)	85,932	73,927	1,722	29,701
Other	3,134	4,981	26,989	24,670	1,506	2,670
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(606,960)	(1,731,607)	(4,884,644)	(2,623,000)	(537,012)	75,883
NET INCREASE (DECREASE) IN NET ASSETS	(616,692)	(1,244,862)	(902,319)	(3,156,567)	(59,744)	(155,766)
NET ASSETS
Beginning of Year	7,375,033	8,619,895	35,755,277	38,911,844	5,891,516	6,047,282
End of Year	$6,758,341	$7,375,033	$34,852,958	$35,755,277	$5,831,772	$5,891,516

See Notes to Financial Statements	H-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Templeton Foreign VIP Class 2		Templeton Global Bond VIP Class 2		Janus Aspen Series Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$333,202	$508,789	$-	$3,032,254	$3,153	$51,581
Realized gain (loss) on investments	(473,640)	84,517	(1,827,571)	(350,472)	825,702	1,597,150
Change in net unrealized appreciation (depreciation) on investments	1,429,548	(1,676,012)	2,714,007	(4,369,359)	437,153	(1,441,864)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,289,110	(1,082,706)	886,436	(1,687,577)	1,266,008	206,867
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,327,415	1,373,902	2,273,707	2,461,405	729,252	572,189
Transfers between variable and fixed accounts, net	1,898,324	2,269,878	(7,641,514)	(2,608,177)	1,704,236	4,385,236
Policy maintenance charges	(1,044,627)	(942,275)	(1,685,313)	(1,747,168)	(485,950)	(367,780)
Policy benefits and terminations	(348,328)	(269,303)	(779,207)	(1,134,176)	(336,659)	(618,856)
Policy loans and loan repayments	(108,568)	(392,646)	(24,828)	(83,534)	(20,183)	(120,542)
Other	856	9,524	28,518	27,265	4,012	5,008
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,725,072	2,049,080	(7,828,637)	(3,084,385)	1,594,708	3,855,255
NET INCREASE (DECREASE) IN NET ASSETS	3,014,182	966,374	(6,942,201)	(4,771,962)	2,860,716	4,062,122
NET ASSETS
Beginning of Year	16,238,048	15,271,674	37,166,857	41,938,819	10,633,510	6,571,388
End of Year	$19,252,230	$16,238,048	$30,224,656	$37,166,857	$13,494,226	$10,633,510

	Janus Aspen Series Overseas Service Shares		Lazard Retirement Global Dynamic Multi Asset Service Class		Lazard Retirement U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$579,513	$83,762	$2,626	$-	$1,316	$6,078
Realized gain (loss) on investments	(438,771)	(175,674)	(6,248)	9,116	(47,072)	(45,910)
Change in net unrealized appreciation (depreciation) on investments	(1,081,501)	(1,299,575)	32,300	(17,222)	152,825	(35,508)
Net Increase (Decrease) in Net Assets Resulting from Operations	(940,759)	(1,391,487)	28,678	(8,106)	107,069	(75,340)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,158,390	1,167,754	95,583	61,239	94,511	137,642
Transfers between variable and fixed accounts, net	(851,415)	(953,676)	135,576	507,029	(612)	(1,409,075)
Policy maintenance charges	(604,295)	(732,527)	(51,896)	(26,870)	(92,719)	(122,532)
Policy benefits and terminations	(653,850)	(1,179,380)	(23,022)	(65,214)	(138,747)	(266,286)
Policy loans and loan repayments	(52,550)	(879)	(700)	(1,861)	(33,811)	(502)
Other	6,957	10,060	132	248	543	883
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(996,763)	(1,688,648)	155,673	474,571	(170,835)	(1,659,870)
NET INCREASE (DECREASE) IN NET ASSETS	(1,937,522)	(3,080,135)	184,351	466,465	(63,766)	(1,735,210)
NET ASSETS
Beginning of Year	14,151,915	17,232,050	865,754	399,289	1,341,781	3,076,991
End of Year	$12,214,393	$14,151,915	$1,050,105	$865,754	$1,278,015	$1,341,781

See Notes to Financial Statements	H-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap - Class II		Western Asset Variable Global High Yield Bond - Class II (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$79,660	$16,177	$49,856	$15,753	$22,325	$6,679
Realized gain (loss) on investments	922,098	2,940,059	112,357	3,398,846	2,865	(570)
Change in net unrealized appreciation (depreciation) on investments	(834,367)	(3,452,679)	1,037,553	(3,087,229)	10,956	(12,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	167,391	(496,443)	1,199,766	327,370	36,146	(6,329)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,724,419	2,507,231	1,061,186	1,016,332	17,261	3,389
Transfers between variable and fixed accounts, net	(522,083)	4,009,404	897,805	(12,076,233)	257,647	131,548
Policy maintenance charges	(1,476,467)	(1,367,458)	(555,539)	(748,629)	(17,044)	(3,865)
Policy benefits and terminations	(1,150,736)	(358,187)	(406,631)	(544,412)	(7,935)	-
Policy loans and loan repayments	(146,932)	(28,694)	(5,047)	262,423	(8,964)	(3,910)
Other	10,912	4,930	3,490	5,195	84	12
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(560,887)	4,767,226	995,264	(12,085,324)	241,049	127,174
NET INCREASE (DECREASE) IN NET ASSETS	(393,496)	4,270,783	2,195,030	(11,757,954)	277,195	120,845
NET ASSETS
Beginning of Year or Period	20,032,711	15,761,928	11,648,441	23,406,395	120,845	-
End of Year or Period	$19,639,215	$20,032,711	$13,843,471	$11,648,441	$398,040	$120,845

	Lord Abbett Bond Debenture Class VC		Lord Abbett Developing Growth Class VC		Lord Abbett Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$238,784	$75,595	$-	$-	$66,965	$65,435
Realized gain (loss) on investments	(23,078)	(41,390)	(300,815)	150,594	(137,170)	324,113
Change in net unrealized appreciation (depreciation) on investments	117,130	(89,338)	503,530	(824,563)	893,780	(591,549)
Net Increase (Decrease) in Net Assets Resulting from Operations	332,836	(55,133)	202,715	(673,969)	823,575	(202,001)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	521,125	205,806	584,314	554,446	345,215	419,065
Transfers between variable and fixed accounts, net	2,951,384	1,232,634	3,075,463	2,002,570	(177,604)	(1,824,424)
Policy maintenance charges	(254,160)	(126,050)	(343,941)	(281,152)	(341,049)	(337,623)
Policy benefits and terminations	(62,785)	(154,364)	(470,545)	(287,516)	(63,395)	(261,037)
Policy loans and loan repayments	(68,473)	(3,084)	101,765	(34,212)	(4,190)	133,578
Other	837	450	4,616	2,157	127	669
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,087,928	1,155,392	2,951,672	1,956,293	(240,896)	(1,869,772)
NET INCREASE (DECREASE) IN NET ASSETS	3,420,764	1,100,259	3,154,387	1,282,324	582,679	(2,071,773)
NET ASSETS
Beginning of Year	1,835,133	734,874	6,124,411	4,842,087	5,434,456	7,506,229
End of Year	$5,255,897	$1,835,133	$9,278,798	$6,124,411	$6,017,135	$5,434,456

(1) Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Lord Abbett Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,069,319	$970,932	$759,208	$990,516	$-	$12,220
Realized gain (loss) on investments	121,362	118,373	968,902	2,124,748	4,253,914	12,043,523
Change in net unrealized appreciation (depreciation) on investments	324,940	(1,451,050)	(1,648,391)	(5,071,568)	(5,242,551)	(8,649,585)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,515,621	(361,745)	79,719	(1,956,304)	(988,637)	3,406,158
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,071,978	4,637,926	1,996,030	2,915,430	1,813,868	2,093,008
Transfers between variable and fixed accounts, net	2,785,444	10,867,837	9,231,893	(1,249,558)	(3,182,415)	(5,169,991)
Policy maintenance charges	(2,875,105)	(2,255,521)	(1,918,853)	(1,966,491)	(1,534,270)	(1,548,652)
Policy benefits and terminations	(633,769)	(541,015)	(1,586,856)	(1,805,088)	(1,258,785)	(1,363,408)
Policy loans and loan repayments	(101,668)	(56,678)	69,831	(184,130)	62,181	40,258
Other	11,401	6,009	6,233	15,457	8,068	11,253
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,258,281	12,658,558	7,798,278	(2,274,380)	(4,091,353)	(5,937,532)
NET INCREASE (DECREASE) IN NET ASSETS	5,773,902	12,296,813	7,877,997	(4,230,684)	(5,079,990)	(2,531,374)
NET ASSETS
Beginning of Year	35,044,072	22,747,259	55,894,724	60,125,408	43,292,742	45,824,116
End of Year	$40,817,974	$35,044,072	$63,772,721	$55,894,724	$38,212,752	$43,292,742

	III		V		MFS New Discovery Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$-	$-	$508,321	$374,475	$-	$-
Realized gain (loss) on investments	4,400,514	7,661,949	1,071,504	3,355,759	(82,954)	(924,894)
Change in net unrealized appreciation (depreciation) on investments	5,729,768	(11,027,108)	998,974	(4,009,947)	1,083,609	549,689
Net Increase (Decrease) in Net Assets Resulting from Operations	10,130,282	(3,365,159)	2,578,799	(279,713)	1,000,655	(375,205)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,138,053	2,108,775	1,438,851	1,368,016	1,263,379	1,099,866
Transfers between variable and fixed accounts, net	78,089	224,628	(820,208)	1,813,420	915,655	(522,524)
Policy maintenance charges	(1,866,706)	(1,751,305)	(1,076,399)	(1,043,020)	(693,782)	(675,303)
Policy benefits and terminations	(938,522)	(1,237,512)	(882,366)	(696,727)	(60,314)	(550,541)
Policy loans and loan repayments	77,857	(53,238)	64,517	27,674	(12,676)	52,756
Other	14,646	17,037	11,419	10,608	3,849	3,657
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(496,583)	(691,615)	(1,264,186)	1,479,971	1,416,111	(592,089)
NET INCREASE (DECREASE) IN NET ASSETS	9,633,699	(4,056,774)	1,314,613	1,200,258	2,416,766	(967,294)
NET ASSETS
Beginning of Year	48,607,078	52,663,852	26,995,414	25,795,156	11,029,691	11,996,985
End of Year	$58,240,777	$48,607,078	$28,310,027	$26,995,414	$13,446,457	$11,029,691

See Notes to Financial Statements	H-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	MFS Utilities Series - Service Class		MFS Value Series - Service Class (1)		Neuberger Berman Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$441,175	$538,119	$99,460	$1,550	$2,379	$1,694
Realized gain (loss) on investments	(552,129)	2,391,076	515,225	11,390	11,293	38,298
Change in net unrealized appreciation (depreciation) on investments	1,609,272	(4,904,619)	270,034	(7,026)	15,637	(35,805)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,498,318	(1,975,424)	884,719	5,914	29,309	4,187
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	791,135	791,318	369,368	28,561	21,764	19,414
Transfers between variable and fixed accounts, net	(1,480,322)	(2,489,394)	9,090,649	481,012	(14,594)	53,966
Policy maintenance charges	(619,268)	(630,708)	(237,672)	(14,574)	(15,412)	(13,204)
Policy benefits and terminations	(526,256)	(426,243)	(47,478)	-	(446)	-
Policy loans and loan repayments	(58,268)	(118,440)	66,446	-	440	750
Other	8,560	2,170	1,446	(513)	19	59
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,884,419)	(2,871,297)	9,242,759	494,486	(8,229)	60,985
NET INCREASE (DECREASE) IN NET ASSETS	(386,101)	(4,846,721)	10,127,478	500,400	21,080	65,172
NET ASSETS
Beginning of Year or Period	11,526,503	16,373,224	500,400	-	293,678	228,506
End of Year or Period	$11,140,402	$11,526,503	$10,627,878	$500,400	$314,758	$293,678

	Oppenheimer Global Fund/VA Service Shares		PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$50,457	$55,181	$138,750	$96,821	$10,352	$-
Realized gain (loss) on investments	(73,150)	348,614	(151,559)	(69,150)	(102,731)	110,284
Change in net unrealized appreciation (depreciation) on investments	(54,440)	(481,187)	250,979	(42,335)	412,648	(341,751)
Net Increase (Decrease) in Net Assets Resulting from Operations	(77,133)	(77,392)	238,170	(14,664)	320,269	(231,467)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	587,198	392,804	552,896	400,953	181,436	159,458
Transfers between variable and fixed accounts, net	(732,640)	4,245,681	(20,176)	2,856	58,270	129,724
Policy maintenance charges	(295,150)	(231,036)	(388,021)	(397,988)	(112,909)	(99,246)
Policy benefits and terminations	(458,856)	(166,876)	(178,075)	(177,484)	(51,990)	(30,809)
Policy loans and loan repayments	6,135	(41,886)	(30,571)	(7,213)	(2,432)	(10,938)
Other	4,584	2,333	2,366	1,472	698	(102)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(888,729)	4,201,020	(61,581)	(177,404)	73,073	148,087
NET INCREASE (DECREASE) IN NET ASSETS	(965,862)	4,123,628	176,589	(192,068)	393,342	(83,380)
NET ASSETS
Beginning of Year	7,351,953	3,228,325	5,590,106	5,782,174	1,764,256	1,847,636
End of Year	$6,386,091	$7,351,953	$5,766,695	$5,590,106	$2,157,598	$1,764,256

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	H-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	State Street Total Return V.I.S. Class 3		T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$23,678	$38,193	$-	$-	$1,155,511	$847,925
Realized gain (loss) on investments	(33,299)	111,128	4,338,646	3,278,239	7,926,829	2,516,447
Change in net unrealized appreciation (depreciation) on investments	105,078	(181,489)	(3,744,519)	3,313,467	729,865	(7,175,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	95,457	(32,168)	594,127	6,591,706	9,812,205	(3,810,958)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	118,438	125,457	5,682,278	4,645,243	4,440,217	4,208,765
Transfers between variable and fixed accounts, net	(981,877)	351,411	1,777,922	5,438,509	(1,741,476)	1,458,268
Policy maintenance charges	(121,293)	(138,257)	(3,598,347)	(3,180,936)	(2,687,692)	(2,478,465)
Policy benefits and terminations	(47,664)	(18,810)	(2,485,673)	(1,730,101)	(919,062)	(1,386,731)
Policy loans and loan repayments	18,061	(2,256)	(86,374)	(295,421)	3,833	(141,001)
Other	391	266	43,988	14,536	14,014	12,674
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,013,944)	317,811	1,333,794	4,891,830	(890,166)	1,673,510
NET INCREASE (DECREASE) IN NET ASSETS	(918,487)	285,643	1,927,921	11,483,536	8,922,039	(2,137,448)
NET ASSETS
Beginning of Year	2,406,443	2,120,800	73,056,638	61,573,102	51,571,240	53,708,688
End of Year	$1,487,956	$2,406,443	$74,984,559	$73,056,638	$60,493,279	$51,571,240

	VanEck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$130,403	$11,522
Realized gain (loss) on investments	(5,325,586)	(5,581,637)
Change in net unrealized appreciation (depreciation) on investments	17,374,268	(8,884,304)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,179,085	(14,454,419)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,139,777	2,452,897
Transfers between variable and fixed accounts, net	(238,860)	(174,020)
Policy maintenance charges	(1,599,904)	(1,675,689)
Policy benefits and terminations	(1,582,202)	(1,359,507)
Policy loans and loan repayments	(32,483)	(39,250)
Other	25,217	30,488
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,288,455)	(765,081)
NET INCREASE (DECREASE) IN NET ASSETS	10,890,630	(15,219,500)
NET ASSETS
Beginning of Year	26,566,678	41,786,178
End of Year	$37,457,308	$26,566,678

See Notes to Financial Statements	H-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

  A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Core Income
2016	$10.23	94,173	$962,966	0.00%	0.00%	5.24%
05/05/2015-12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68%)
Diversified Bond
2016	$15.72	3,809,611	$59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
2012	13.91	1,387,052	19,294,304	3.18%	0.00%	8.37%
Floating Rate Income
2016	$11.22	436,109	$4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013-12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2016	$11.73	1,371,318	$16,086,437	0.00%	0.00%	9.65%
2015	10.70	1,221,751	13,070,964	0.00%	0.00%	(1.01%)
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
2012	10.25	1,087,279	11,148,674	5.83%	0.00%	8.10%
High Yield Bond
2016	$70.26	1,228,601	$86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64%)
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
2012	59.32	1,669,968	99,069,388	6.75%	0.00%	15.30%
Inflation Managed
2016	$58.75	1,359,183	$79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06%)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
2012	61.39	2,476,283	152,013,497	2.31%	0.00%	9.87%
Inflation Strategy
2016	$10.42	179,375	$1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21%)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
2012	11.40	113,063	1,289,369	0.44%	0.00%	5.51%
Managed Bond
2016	$66.61	3,769,236	$251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
2012	63.04	5,960,420	375,765,099	5.08%	0.00%	10.72%
Short Duration Bond
2016	$12.94	5,102,810	$66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
2012	12.55	4,052,416	50,850,100	0.79%	0.00%	3.19%
Emerging Markets Debt
2016	$11.13	405,209	$4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42%)
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
05/02/2012-12/31/2012	11.06	103,918	1,149,310	8.50%	0.00%	10.60%

See Notes to Financial Statements	H-30	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Comstock
2016	$22.14	2,437,685	$53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05%)
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
2012	13.55	2,276,703	30,850,534	1.94%	0.00%	18.54%
Developing Growth
2016	$20.18	925,932	$18,682,832	0.00%	0.00%	(2.46%)
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35%)
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
2012	16.80	1,759,712	29,560,556	0.08%	0.00%	12.87%
Dividend Growth
2016	$25.90	2,681,618	$69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
2012	15.60	2,633,172	41,086,893	1.84%	0.00%	14.55%
Equity Index
2016	$102.91	6,182,763	$636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
2012	60.95	6,940,882	423,040,083	2.39%	0.00%	15.77%
Focused Growth
2016	$25.06	1,059,599	$26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
2012	15.13	1,608,194	24,337,096	0.00%	0.00%	23.21%
Growth
2016	$80.81	2,234,417	$180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
2012	50.35	3,214,140	161,823,725	0.89%	0.00%	18.24%
Large-Cap Growth
2016	$13.73	3,304,117	$45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
2012	8.64	4,118,212	35,574,260	0.00%	0.00%	18.23%
Large-Cap Value
2016	$29.92	3,842,569	$114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99%)
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
2012	18.53	4,954,900	91,817,015	1.99%	0.00%	16.40%
Long/Short Large-Cap
2016	$18.00	678,743	$12,218,127	0.00%	0.00%	9.18%
2015	16.49	729,210	12,022,539	0.00%	0.00%	(2.82%)
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
2012	10.87	499,829	5,432,352	0.83%	0.00%	18.09%
Main Street Core
2016	$100.72	1,873,203	$188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
2012	59.68	2,550,844	152,244,951	1.02%	0.00%	17.02%

See Notes to Financial Statements	H-31	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Mid-Cap Equity
2016	$45.18	2,489,213	$112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
2012	26.46	3,376,840	89,338,004	0.67%	0.00%	7.35%
Mid-Cap Growth
2016	$16.52	2,532,603	$41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73%)
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
2012	11.42	3,478,942	39,722,714	0.44%	0.00%	7.49%
Mid-Cap Value
2016	$31.24	353,984	$11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37%)
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
2012	19.08	231,137	4,409,364	0.90%	0.00%	14.49%
Small-Cap Equity
2016	$31.14	1,025,626	$31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88%)
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
2012	18.81	600,240	11,291,750	1.85%	0.00%	15.93%
Small-Cap Index
2016	$36.48	6,314,424	$230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93%)
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
2012	22.03	7,695,813	169,527,754	1.06%	0.00%	16.13%
Small-Cap Value
2016	$50.01	1,457,669	$72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34%)
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
2012	28.82	1,855,449	53,476,889	1.99%	0.00%	11.09%
Value Advantage
2016	$14.80	122,603	$1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69%)
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013-12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2016	$37.98	3,114,990	$118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04%)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
2012	40.17	3,393,433	136,308,739	0.77%	0.00%	21.52%
International Large-Cap
2016	$15.02	10,092,996	$151,642,419	0.00%	0.00%	(0.08%)
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44%)
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
2012	13.43	10,661,235	143,146,703	1.53%	0.00%	22.53%
International Small-Cap
2016	$13.21	1,945,640	$25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
2012	9.60	884,782	8,493,563	2.85%	0.00%	19.44%

See Notes to Financial Statements	H-32	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
International Value
2016	$26.71	4,406,131	$117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63%)
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
2012	24.47	5,086,165	124,479,601	3.58%	0.00%	17.82%
Health Sciences
2016	$48.65	1,178,226	$57,321,326	0.00%	0.00%	(5.97%)
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
2012	24.23	1,314,478	31,845,428	0.00%	0.00%	25.68%
Real Estate
2016	$67.44	1,347,361	$90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
2012	46.92	1,931,342	90,620,090	1.17%	0.00%	16.21%
Technology
2016	$8.98	1,617,797	$14,534,614	0.00%	0.00%	(6.61%)
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04%)
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
2012	7.37	1,757,251	12,956,742	0.00%	0.00%	7.14%
Currency Strategies
2016	$11.05	75,605	$835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013-12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Diversified Alternatives (4)
08/11/2016 - 12/31/2016	$10.37	2,618	$27,157	0.00%	0.00%	0.14%
Equity Long/Short
2016	$12.91	446,854	$5,770,657	0.00%	0.00%	11.28%
05/14/2015-12/31/2015	11.60	453,903	5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2016	$10.97	284,979	$3,125,515	0.00%	0.00%	4.65%
2015	10.48	299,988	3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Pacific Dynamix - Conservative Growth
2016	$17.30	452,970	$7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10%)
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
2012	14.19	184,070	2,611,762	1.54%	0.00%	9.42%
Pacific Dynamix - Moderate Growth
2016	$19.41	1,639,383	$31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85%)
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
2012	15.03	493,678	7,419,437	1.77%	0.00%	11.74%
Pacific Dynamix - Growth
2016	$21.66	1,751,499	$37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45%)
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
2012	15.80	657,942	10,396,989	1.54%	0.00%	13.76%
Portfolio Optimization Conservative
2016	$12.35	1,490,915	$18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03%)
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
2012	10.95	2,661,202	29,150,617	2.88%	0.00%	10.11%

See Notes to Financial Statements	H-33	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Portfolio Optimization Moderate-Conservative
2016	$12.93	3,690,176	$47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41%)
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
2012	10.80	4,730,718	51,103,408	2.19%	0.00%	11.65%
Portfolio Optimization Moderate
2016	$13.48	17,075,664	$230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36%)
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
2012	10.62	19,525,979	207,291,815	2.08%	0.00%	12.94%
Portfolio Optimization Growth
2016	$13.95	22,041,635	$307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33%)
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
2012	10.42	25,004,442	260,595,899	1.73%	0.00%	14.02%
Portfolio Optimization Aggressive-Growth
2016	$14.07	9,696,591	$136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91%)
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
2012	10.21	9,940,240	101,450,510	1.41%	0.00%	15.17%
PSF DFA Balanced Allocation (4)
06/22/2016 - 12/31/2016	$10.54	27,680	$291,744	0.00%	0.00%	4.99%
Invesco V.I. International Growth Series II
2016	$12.03	1,921,923	$23,130,212	1.28%	0.00%	(0.70%)
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62%)
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
05/31/2012-12/31/2012	10.47	180,770	1,893,254	2.17%	0.00%	16.42%
American Century VP Mid Cap Value Class II
2016	$19.37	1,568,699	$30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58%)
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
06/04/2012-12/31/2012	10.62	298,794	3,174,188	2.14%	0.00%	15.42%
American Funds IS Asset Allocation Fund Class 4
2016	$24.31	1,644,596	$39,984,460	1.57%	0.00%	9.16%
10/30/2015-12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53%)
American Funds IS Growth Fund Class 4
2016	$24.71	2,520,060	$62,273,798	0.58%	0.00%	9.22%
10/30/2015-12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Fund Class 4
2016	$22.43	3,166,860	$71,033,405	1.31%	0.00%	11.26%
10/30/2015-12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
2016	$21.64	1,402,239	$30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15%)
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
2012	12.98	946,820	12,290,939	1.50%	0.00%	13.81%
BlackRock Global Allocation V.I. Class III
2016	$20.11	2,830,002	$56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00%)
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
2012	16.78	2,914,495	48,897,804	1.47%	0.00%	9.97%
BlackRock iShares Alternative Strategies V.I. Class I
2016	$10.07	126,498	$1,273,294	4.45%	0.00%	6.48%
06/18/2015-12/31/2015	9.45	36,525	345,285	9.50%	0.00%	(3.48%)

See Notes to Financial Statements	H-34	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
BlackRock iShares Dynamic Allocation V.I. Class I
2016	$9.88	24,029	$237,439	2.93%	0.00%	6.49%
06/24/2015-12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31%)
BlackRock iShares Dynamic Fixed Income V.I. Class I
2016	$10.14	54,607	$553,466	2.58%	0.00%	3.50%
05/14/2015-12/31/2015	9.79	7,130	69,818	3.76%	0.00%	(1.69%)
BlackRock iShares Equity Appreciation V.I. Class I
2016	$9.68	23,235	$224,803	1.90%	0.00%	9.31%
05/08/2015-12/31/2015	8.85	15,973	141,379	5.80%	0.00%	(11.74%)
Dreyfus Appreciation Service Shares
2016	$12.48	47,500	$592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71%)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013-12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2016	$24.36	2,124,204	$51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
2012	15.40	2,954,145	45,491,726	1.00%	0.00%	16.14%
Fidelity VIP Freedom 2010 Service Class 2
2016	$14.19	57,642	$818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53%)
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
2012	11.49	73,561	845,473	0.79%	0.00%	11.58%
Fidelity VIP Freedom 2015 Service Class 2
2016	$14.12	169,699	$2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51%)
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
2012	11.27	218,849	2,467,460	1.48%	0.00%	11.90%
Fidelity VIP Freedom 2020 Service Class 2
2016	$13.80	575,261	$7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46%)
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
2012	10.84	646,692	7,007,998	2.69%	0.00%	13.07%
Fidelity VIP Freedom 2025 Service Class 2
2016	$14.32	647,539	$9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50%)
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
2012	10.82	444,275	4,806,081	1.51%	0.00%	14.80%
Fidelity VIP Freedom 2030 Service Class 2
2016	$13.81	729,608	$10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53%)
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
2012	10.26	627,596	6,442,203	3.34%	0.00%	15.18%
Fidelity VIP Freedom 2035 Service Class 2
2016	$14.40	306,309	$4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51%)
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
08/01/2012-12/31/2012	10.43	8,076	84,224	9.22%	0.00%	6.93%
Fidelity VIP Freedom 2045 Service Class 2
2016	$14.56	249,154	$3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53%)
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
06/04/2012-12/31/2012	10.43	14,031	146,411	7.08%	0.00%	15.11%

See Notes to Financial Statements	H-35	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom Income Service Class 2
2016	$13.38	117,971	$1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57%)
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
2012	11.86	97,447	1,155,731	1.27%	0.00%	6.26%
Fidelity VIP Government Money Market Service Class
2016	$10.01	15,892,701	$159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
02/03/2014-12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2016	$22.30	303,110	$6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
2012	13.74	317,950	4,368,280	0.32%	0.00%	14.40%
Fidelity VIP Mid Cap Service Class 2
2016	$26.43	1,318,480	$34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63%)
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
2012	16.67	1,860,258	31,002,299	0.38%	0.00%	14.56%
Fidelity VIP Value Strategies Service Class 2
2016	$21.14	275,810	$5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19%)
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
2012	14.41	282,221	4,068,095	0.42%	0.00%	27.06%
Templeton Foreign VIP Class 2
2016	$12.02	1,601,613	$19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49%)
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
05/18/2012-12/31/2012	10.98	104,131	1,142,908	1.32%	0.00%	22.12%
Templeton Global Bond VIP Class 2
2016	$12.21	2,475,500	$30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30%)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
2012	11.98	3,744,411	44,844,075	6.48%	0.00%	15.07%
Janus Aspen Series Enterprise Service Shares
2016	$22.36	603,394	$13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
2012	12.97	340,650	4,419,001	0.00%	0.00%	16.99%
Janus Aspen Series Overseas Service Shares
2016	$8.38	1,458,141	$12,214,393	4.60%	0.00%	(6.71%)
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80%)
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
2012	9.80	3,049,827	29,892,179	0.58%	0.00%	13.18%
Lazard Retirement Global Dynamic Multi Asset Service Class
2016	$10.47	100,312	$1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44%)
07/22/2014-12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%)
Lazard Retirement U.S. Strategic Equity Service Class
2016	$15.45	82,703	$1,278,015	0.11%	0.00%	9.42%
2015	14.12	95,010	1,341,781	0.31%	0.00%	(5.44%)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
2012	10.17	90,964	924,787	1.33%	0.00%	14.01%

See Notes to Financial Statements	H-36	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
ClearBridge Variable Aggressive Growth - Class II
2016	$20.48	958,828	$19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94%)
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
2012	11.69	168,548	1,971,072	0.18%	0.00%	18.46%
ClearBridge Variable Mid Cap - Class II
2016	$19.40	713,565	$13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
2012	11.80	732,285	8,639,373	0.68%	0.00%	17.61%
Western Asset Variable Global High Yield Bond - Class II
2016	$10.49	37,946	$398,040	8.42%	0.00%	15.36%
05/20/2015-12/31/2015	9.09	13,290	120,845	See Note (5)	0.00%	(9.30%)
Lord Abbett Bond Debenture Class VC
2016	$11.17	470,628	$5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53%)
05/08/2014-12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2016	$14.44	642,778	$9,278,798	0.00%	0.00%	(2.60%)
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21%)
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
05/22/2012-12/31/2012	9.94	4,228	42,015	0.00%	0.00%	7.38%
Lord Abbett Fundamental Equity Class VC
2016	$18.31	328,682	$6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44%)
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
2012	11.26	1,205,939	13,581,125	0.49%	0.00%	10.58%
Lord Abbett Total Return Class VC
2016	$10.69	3,819,255	$40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66%)
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013-12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%)
I
2016	$32.18	1,981,784	$63,772,721	1.37%	0.00%	(0.05%)
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94%)
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
2012	31.00	1,897,358	58,821,199	1.96%	0.00%	20.68%
II
2016	$44.84	852,211	$38,212,752	0.00%	0.00%	(2.32%)
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
2012	28.40	1,193,322	33,895,638	0.05%	0.00%	19.31%
III
2016	$80.38	724,552	$58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58%)
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
2012	45.42	901,450	40,942,152	0.31%	0.00%	17.43%
V
2016	$27.25	1,038,803	$28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66%)
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
2012	17.00	967,817	16,449,256	0.84%	0.00%	17.29%

See Notes to Financial Statements	H-37	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
MFS New Discovery Series - Service Class
2016	$19.21	700,129	$13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15%)
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
2012	13.81	458,942	6,337,595	0.00%	0.00%	20.90%
MFS Utilities Series - Service Class
2016	$16.15	689,970	$11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76%)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
2012	12.59	1,231,073	15,505,053	6.48%	0.00%	13.21%
MFS Value Series - Service Class
2016	$11.06	960,787	$10,627,878	1.89%	0.00%	13.78%
07/13/2015-12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00%)
Neuberger Berman Socially Responsive I Class
2016	$14.57	21,598	$314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46%)
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013-12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2016	$12.18	524,309	$6,386,091	0.77%	0.00%	(0.16%)
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013-12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2016	$9.93	580,540	$5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26%)
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%)
2012	9.95	1,121,879	11,164,519	3.22%	0.00%	8.77%
Royce Micro-Cap Service Class
2016	$13.22	163,195	$2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61%)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
2012	10.92	144,118	1,574,328	0.00%	0.00%	7.45%
State Street Total Return V.I.S. Class 3
2016	$14.53	102,428	$1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34%)
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
2012	11.52	79,438	915,384	1.63%	0.00%	12.25%
T. Rowe Price Blue Chip Growth - II
2016	$25.40	2,951,678	$74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
2012	14.88	2,321,252	34,532,015	0.00%	0.00%	17.91%
T. Rowe Price Equity Income - II
2016	$20.46	2,956,466	$60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
2012	13.37	3,286,271	43,941,614	1.89%	0.00%	16.92%
VanEck VIP Global Hard Assets Initial Class
2016	$21.03	1,780,944	$37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%
2012	24.59	2,521,100	61,998,655	0.61%	0.00%	3.39%

See Notes to Financial Statements	H-38	See explanation of references on page H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages H-30 through H-38

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).
(5)	Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56% and prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements	H-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2016, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc. (formerly GE Investments Funds, Inc.), T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts with no units outstanding during the entire reporting period are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Developing Growth, ClearBridge Variable Mid Cap - Class II, and State Street Total Return V.I.S. Class 3 Variable Accounts and Portfolios were formerly named Small-Cap Growth, ClearBridge Variable Mid Cap Core - Class II, and GE Investments Total Return Class 3 Variable Accounts and Portfolios, respectively.

The Diversified Alternatives and PSF DFA Balanced Allocation Variable Accounts commenced operations on August 11, 2016 and June 22, 2016, respectively.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “2015 Substitutions”). In connection with the 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

On October 31, 2016, the Absolute Return Variable Account was liquidated. Because the Variable Account was liquidated prior to December 31, 2016, no other information for the Variable Account is presented in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

I-1

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are included in Section D of this report. For the year ended December 31, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2016, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$1,438,864	$850,959
Diversified Bond	13,231,650	16,016,603
Floating Rate Income	2,150,425	611,358
Floating Rate Loan	3,977,309	2,234,691
High Yield Bond	19,677,786	19,820,312
Inflation Managed	4,180,355	15,199,534
Inflation Strategy	1,322,525	1,259,221
Managed Bond	13,950,061	28,359,887
Short Duration Bond	10,299,141	11,238,184
Emerging Markets Debt	1,927,091	1,136,926
Comstock	4,323,729	8,208,908
Developing Growth	12,147	2,285,135
Dividend Growth	9,280,570	6,606,253
Equity Index	47,737,397	77,821,531
Focused Growth	2,443,166	6,161,751
Growth	5,943,004	20,092,541
Large-Cap Growth	4,922,492	9,347,621
Large-Cap Value	3,378,172	11,520,395
Long/Short Large-Cap	971,258	1,810,630
Main Street Core	12,520,279	25,530,172
Mid-Cap Equity	12,058,602	12,059,079
Mid-Cap Growth	1,942,063	6,121,711
Mid-Cap Value	4,681,376	4,638,525
Small-Cap Equity	12,327,385	3,553,338
Small-Cap Index	16,856,548	18,284,086
Small-Cap Value	7,694,229	10,599,863
Value Advantage	1,011,729	2,444,312
Emerging Markets	16,502,638	8,675,932
International Large-Cap	25,610,024	11,369,564
International Small-Cap	7,117,603	5,236,753
International Value	9,067,428	21,353,176
Health Sciences	4,820,332	12,874,086
Real Estate	5,878,442	9,808,688
Technology	2,303,616	3,802,111
Currency Strategies	597,765	289,998
Diversified Alternatives (1)	30,355	3,487
Equity Long/Short	1,847,552	2,045,740
Global Absolute Return	508,921	662,590
Pacific Dynamix - Conservative Growth	2,845,908	717,242
Pacific Dynamix - Moderate Growth	7,843,995	2,482,001
Pacific Dynamix - Growth	8,800,940	1,720,119
Portfolio Optimization Conservative	2,861,782	1,927,969
Portfolio Optimization Moderate-Conservative	3,050,818	6,685,902
Portfolio Optimization Moderate	14,364,126	18,138,687
Portfolio Optimization Growth	7,523,555	26,431,490
Portfolio Optimization Aggressive-Growth	8,285,584	11,477,475
PSF DFA Balanced Allocation (1)	303,000	17,326
Invesco V.I. International Growth Series II	7,807,000	1,859,655
American Century VP Mid Cap Value Class II	20,302,313	2,893,414
American Funds IS Asset Allocation Fund Class 4	12,227,882	2,536,353
American Funds IS Growth Fund Class 4	8,914,654	5,646,835
American Funds IS Growth-Income Fund Class 4	11,976,137	4,836,813

Variable Accounts	Purchases	Sales
BlackRock Basic Value V.I. Class III	$12,754,851	$6,150,667
BlackRock Global Allocation V.I. Class III	4,222,896	6,230,894
BlackRock iShares Alternative Strategies V.I. Class I	1,083,176	138,540
BlackRock iShares Dynamic Allocation V.I. Class I	194,918	43,165
BlackRock iShares Dynamic Fixed Income V.I. Class I	827,290	332,680
BlackRock iShares Equity Appreciation V.I. Class I	128,588	61,608
Dreyfus Appreciation Service Shares	434,757	149,070
Fidelity VIP Contrafund Service Class 2	6,622,321	7,864,928
Fidelity VIP Freedom 2010 Service Class 2	128,625	1,061,431
Fidelity VIP Freedom 2015 Service Class 2	520,945	146,268
Fidelity VIP Freedom 2020 Service Class 2	1,299,378	1,066,612
Fidelity VIP Freedom 2025 Service Class 2	1,568,148	1,147,110
Fidelity VIP Freedom 2030 Service Class 2	2,657,985	1,665,287
Fidelity VIP Freedom 2035 Service Class 2	1,416,777	389,471
Fidelity VIP Freedom 2045 Service Class 2	1,277,325	279,290
Fidelity VIP Freedom Income Service Class 2	222,586	304,844
Fidelity VIP Government Money Market Service Class	93,850,413	153,972,813
Fidelity VIP Growth Service Class 2	1,391,635	1,332,808
Fidelity VIP Mid Cap Service Class 2	4,017,933	6,570,326
Fidelity VIP Value Strategies Service Class 2	1,121,723	1,608,738
Templeton Foreign VIP Class 2	4,688,747	2,332,074
Templeton Global Bond VIP Class 2	2,754,436	10,552,186
Janus Aspen Series Enterprise Service Shares	4,667,759	2,153,442
Janus Aspen Series Overseas Service Shares	2,672,271	2,688,583
Lazard Retirement Global Dynamic Multi Asset Service Class	278,074	116,238
Lazard Retirement U.S. Strategic Equity Service Class	115,804	272,298
ClearBridge Variable Aggressive Growth - Class II	4,534,549	3,994,091
ClearBridge Variable Mid Cap - Class II	4,341,064	2,973,753
Western Asset Variable Global High Yield Bond - Class II	424,143	160,769
Lord Abbett Bond Debenture Class VC	5,030,693	1,703,982
Lord Abbett Developing Growth Class VC	5,451,643	2,499,979
Lord Abbett Fundamental Equity Class VC	941,201	1,007,426
Lord Abbett Total Return Class VC	9,706,903	4,224,203
I	13,361,939	4,804,445
II	4,072,069	5,963,707
III	6,413,044	4,693,313
V	4,730,408	5,486,246
MFS New Discovery Series - Service Class	4,630,101	2,664,568
MFS Utilities Series - Service Class	4,467,757	5,630,803
MFS Value Series - Service Class	11,171,427	1,390,044
Neuberger Berman Socially Responsive I Class	95,317	88,950
Oppenheimer Global Fund/VA Service Shares	2,290,431	2,681,690
PIMCO Global Multi-Asset Managed Allocation -Advisor Class	1,202,577	1,125,408
Royce Micro-Cap Service Class	582,680	499,249
State Street Total Return V.I.S. Class 3	310,940	1,273,757
T. Rowe Price Blue Chip Growth - II	12,263,370	10,929,556
T. Rowe Price Equity Income - II	13,860,913	7,891,537
VanEck VIP Global Hard Assets Initial Class	7,019,714	8,177,762

(1)	Operations commenced or resumed during 2016.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –  Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2016, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2016 and 2015 were as follows:

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Core Income (1)	146,774	(87,082)	59,692	44,437	(9,956)	34,481
Diversified Bond	1,157,165	(1,330,489)	(173,324)	1,744,310	(641,983)	1,102,327
Floating Rate Income	223,194	(78,905)	144,289	271,730	(216,064)	55,666
Floating Rate Loan	436,634	(287,067)	149,567	243,036	(414,534)	(171,498)
High Yield Bond	596,840	(597,626)	(786)	538,081	(697,298)	(159,217)
Inflation Managed	188,268	(378,482)	(190,214)	224,152	(339,354)	(115,202)
Inflation Strategy	46,480	(39,670)	6,810	127,404	(83,372)	44,032
Managed Bond	613,953	(827,876)	(213,923)	651,197	(1,005,944)	(354,747)
Short Duration Bond	1,319,907	(1,393,040)	(73,133)	1,595,355	(1,721,758)	(126,403)
Emerging Markets Debt	185,552	(112,083)	73,469	141,459	(180,089)	(38,630)
Comstock	564,544	(768,679)	(204,135)	495,237	(580,118)	(84,881)
Developing Growth	822	(118,304)	(117,482)	74	(210,197)	(210,123)
Dividend Growth	631,792	(527,117)	104,675	500,101	(411,571)	88,530
Equity Index	1,358,790	(1,668,197)	(309,407)	1,202,608	(1,197,963)	4,645
Focused Growth	186,260	(346,027)	(159,767)	422,986	(390,255)	32,731
Growth	211,542	(390,900)	(179,358)	230,606	(442,511)	(211,905)
Large-Cap Growth	727,210	(1,047,059)	(319,849)	793,337	(756,590)	36,747
Large-Cap Value	535,722	(827,922)	(292,200)	535,256	(913,340)	(378,084)
Long/Short Large-Cap	101,914	(152,381)	(50,467)	213,257	(287,987)	(74,730)
Main Street Core	245,149	(390,882)	(145,733)	189,226	(326,305)	(137,079)
Mid-Cap Equity	446,050	(456,732)	(10,682)	170,199	(383,612)	(213,413)
Mid-Cap Growth	380,477	(643,930)	(263,453)	411,957	(610,588)	(198,631)
Mid-Cap Value	215,586	(213,604)	1,982	160,177	(276,545)	(116,368)
Small-Cap Equity	532,587	(221,475)	311,112	157,988	(170,644)	(12,656)
Small-Cap Index	927,118	(979,494)	(52,376)	876,061	(1,306,741)	(430,680)
Small-Cap Value	360,120	(427,768)	(67,648)	298,850	(422,632)	(123,782)
Value Advantage	85,334	(199,881)	(114,547)	55,337	(270,248)	(214,911)
Emerging Markets	877,196	(660,938)	216,258	635,665	(824,359)	(188,694)
International Large-Cap	2,720,971	(1,696,014)	1,024,957	2,138,251	(2,118,765)	19,486
International Small-Cap	746,576	(590,588)	155,988	984,028	(393,238)	590,790
International Value	812,705	(1,273,749)	(461,044)	840,830	(853,836)	(13,006)
Health Sciences	246,444	(410,497)	(164,053)	390,586	(406,717)	(16,131)
Real Estate	276,957	(335,364)	(58,407)	444,722	(728,342)	(283,620)
Technology	396,748	(568,192)	(171,444)	568,103	(412,009)	156,094
Currency Strategies	59,125	(30,694)	28,431	24,299	(25,414)	(1,115)
Diversified Alternatives (2)	2,981	(363)	2,618
Equity Long/Short (1)	177,872	(184,921)	(7,049)	455,851	(1,948)	453,903
Global Absolute Return	67,549	(82,558)	(15,009)	207,926	(47,604)	160,322
Pacific Dynamix - Conservative Growth	190,124	(62,698)	127,426	104,836	(75,282)	29,554
Pacific Dynamix - Moderate Growth	518,507	(234,571)	283,936	321,064	(163,577)	157,487
Pacific Dynamix - Growth	574,021	(229,951)	344,070	416,600	(188,021)	228,579
Portfolio Optimization Conservative	377,964	(296,919)	81,045	236,771	(468,576)	(231,805)
Portfolio Optimization Moderate-Conservative	421,569	(716,142)	(294,573)	468,492	(504,550)	(36,058)
Portfolio Optimization Moderate	2,220,869	(2,515,824)	(294,955)	1,840,017	(3,238,377)	(1,398,360)
Portfolio Optimization Growth	2,085,940	(3,553,699)	(1,467,759)	2,429,278	(3,057,288)	(628,010)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Portfolio Optimization Aggressive-Growth	1,105,931	(1,333,805)	(227,874)	1,222,344	(1,278,957)	(56,613)
PSF DFA Balanced Allocation (2)	28,448	(768)	27,680
Invesco V.I. International Growth Series II	856,792	(394,712)	462,080	973,009	(244,542)	728,467
American Century VP Mid Cap Value Class II	1,290,714	(367,044)	923,670	201,406	(181,047)	20,359
American Funds IS Asset Allocation Fund Class 4 (1)	680,047	(320,118)	359,929	1,329,928	(45,261)	1,284,667
American Funds IS Growth Fund Class 4 (1)	413,922	(518,225)	(104,303)	2,705,802	(81,439)	2,624,363
American Funds IS Growth-Income Fund Class 4 (1)	407,680	(457,768)	(50,088)	3,307,342	(90,394)	3,216,948
BlackRock Basic Value V.I. Class III	685,323	(411,150)	274,173	349,209	(377,755)	(28,546)
BlackRock Global Allocation V.I. Class III	442,498	(580,244)	(137,746)	485,769	(569,879)	(84,110)
BlackRock iShares Alternative Strategies V.I. Class I (1)	110,503	(20,530)	89,973	39,217	(2,692)	36,525
BlackRock iShares Dynamic Allocation V.I. Class I (1)	20,850	(5,029)	15,821	8,590	(382)	8,208
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	75,328	(27,851)	47,477	8,517	(1,387)	7,130
BlackRock iShares Equity Appreciation V.I. Class I (1)	14,381	(7,119)	7,262	16,302	(329)	15,973
Dreyfus Appreciation Service Shares	31,318	(12,562)	18,756	14,841	(12,118)	2,723
Fidelity VIP Contrafund Service Class 2	255,996	(506,830)	(250,834)	368,153	(601,936)	(233,783)
Fidelity VIP Freedom 2010 Service Class 2	8,419	(81,348)	(72,929)	72,897	(12,051)	60,846
Fidelity VIP Freedom 2015 Service Class 2	35,149	(14,017)	21,132	31,918	(45,605)	(13,687)
Fidelity VIP Freedom 2020 Service Class 2	89,497	(97,886)	(8,389)	84,855	(164,153)	(79,298)
Fidelity VIP Freedom 2025 Service Class 2	105,979	(104,300)	1,679	194,610	(129,615)	64,995
Fidelity VIP Freedom 2030 Service Class 2	196,107	(156,393)	39,714	120,367	(109,389)	10,978
Fidelity VIP Freedom 2035 Service Class 2	103,038	(38,059)	64,979	82,458	(33,736)	48,722
Fidelity VIP Freedom 2045 Service Class 2	109,636	(46,611)	63,025	118,158	(30,375)	87,783
Fidelity VIP Freedom Income Service Class 2	14,671	(23,855)	(9,184)	38,931	(24,995)	13,936
Fidelity VIP Government Money Market Service Class	23,987,542	(30,015,263)	(6,027,721)	29,850,316	(24,950,975)	4,899,341
Fidelity VIP Growth Service Class 2	51,617	(81,094)	(29,477)	92,329	(175,307)	(82,978)
Fidelity VIP Mid Cap Service Class 2	148,305	(343,712)	(195,407)	145,511	(252,332)	(106,821)
Fidelity VIP Value Strategies Service Class 2	105,638	(134,298)	(28,660)	93,385	(91,466)	1,919
Templeton Foreign VIP Class 2	422,758	(268,931)	153,827	590,422	(415,867)	174,555
Templeton Global Bond VIP Class 2	464,649	(1,122,679)	(658,030)	543,227	(793,358)	(250,131)
Janus Aspen Series Enterprise Service Shares	271,932	(201,564)	70,368	404,163	(212,950)	191,213
Janus Aspen Series Overseas Service Shares	354,454	(472,442)	(117,988)	507,344	(681,437)	(174,093)
Lazard Retirement Global Dynamic Multi Asset Service Class	28,232	(13,353)	14,879	61,115	(14,909)	46,206
Lazard Retirement U.S. Strategic Equity Service Class	9,075	(21,382)	(12,307)	31,276	(142,292)	(111,016)
ClearBridge Variable Aggressive Growth - Class II	332,345	(360,718)	(28,373)	511,103	(285,578)	225,525
ClearBridge Variable Mid Cap - Class II	404,594	(346,152)	58,442	328,177	(1,015,615)	(687,438)
Western Asset Variable Global High Yield Bond - Class II (1)	41,630	(16,974)	24,656	15,328	(2,038)	13,290
Lord Abbett Bond Debenture Class VC	489,511	(203,144)	286,367	187,397	(75,793)	111,604
Lord Abbett Developing Growth Class VC	445,995	(216,429)	229,566	358,580	(245,255)	113,325
Lord Abbett Fundamental Equity Class VC	91,810	(106,718)	(14,908)	46,845	(161,491)	(114,646)
Lord Abbett Total Return Class VC	1,433,141	(1,032,660)	400,481	2,332,502	(1,118,329)	1,214,173
I	638,311	(392,595)	245,716	384,183	(441,977)	(57,794)
II	188,143	(279,011)	(90,868)	200,476	(332,520)	(132,044)
III	157,555	(165,055)	(7,500)	115,928	(124,832)	(8,904)
V	406,800	(454,043)	(47,243)	426,482	(371,372)	55,110
MFS New Discovery Series - Service Class	298,992	(223,685)	75,307	430,584	(470,800)	(40,216)
MFS Utilities Series - Service Class	326,102	(430,220)	(104,118)	304,244	(471,691)	(167,447)
MFS Value Series - Service Class (1)	1,070,116	(160,798)	909,318	76,172	(24,703)	51,469
Neuberger Berman Socially Responsive I Class	6,074	(6,615)	(541)	10,360	(5,367)	4,993
Oppenheimer Global Fund/VA Service Shares	259,298	(337,650)	(78,352)	431,693	(103,386)	328,307
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	150,228	(154,510)	(4,282)	120,156	(138,683)	(18,527)
Royce Micro-Cap Service Class	56,453	(52,554)	3,899	45,013	(31,502)	13,511
State Street Total Return V.I.S. Class 3	31,578	(104,876)	(73,298)	48,224	(25,286)	22,938
T. Rowe Price Blue Chip Growth - II	854,647	(794,183)	60,464	875,919	(684,564)	191,355
T. Rowe Price Equity Income - II	689,789	(728,949)	(39,160)	622,030	(524,527)	97,503
VanEck VIP Global Hard Assets Initial Class	703,105	(737,411)	(34,306)	704,174	(789,163)	(84,989)

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2016.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprised of Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth (formerly named Small-Cap Growth), Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4 , American Funds IS Growth-Income FundSM Class 4 , BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Freedom 2045 Service Class 2, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2,Templeton Global Bond VIP Class 2, Janus Aspen Series Enterprise Service Shares, Janus Aspen Series Overseas Service Shares, Lazard Retirement Global Dynamic Multi Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap – Class II (formerly named ClearBridge Variable Mid Cap Core – Class II), Western Asset Variable Global High Yield Bond – Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3 (formerly named GE Investments Total Return Class 3), T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and VanEck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2016, the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2016, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 24, 2017

J-1

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Reports as of December 31, 2016 for:

• Pacific Select Fund

• Pacific Select Exec Separate Account of Pacific Life Insurance Company

Form No.	15-17463-27